PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 38.1%
United States Treasury Bonds : 5.5%
160,000
1.250
%,
05/15/2050 $ 75,528
0.0
215,300
1.625
%,
11/15/2050 112,826
0.0
5,968,900
2.250
%,
08/15/2046 3,786,521
0.2
4,112,800
2.500
%,
02/15/2046 2,761,520
0.2
5,330,200
2.500
%,
05/15/2046 3,571,963
0.2
5,300,900
3.000
%,
11/15/2044 3,957,764
0.3
5,900,200
3.000
%,
11/15/2045 4,366,263
0.3
26,600
3.000
%,
02/15/2049 19,448
0.0
3,340,800
3.125
%,
08/15/2044 2,553,624
0.2
2,637,200
3.250
%,
05/15/2042 2,102,085
0.1
6,517,100
3.625
%,
02/15/2044 5,421,031
0.3
50,102,000
3.625
%,
05/15/2053 41,494,633
2.6
5,435,400
3.750
%,
11/15/2043 4,614,994
0.3
4,609,300
3.875
%,
08/15/2040 4,094,085
0.3
7,860,000
(1)
4.375
%,
08/15/2043 7,334,363
0.5
86,266,648
5.5
United States Treasury Notes : 32.6%
97,000
0.125
%,
10/15/2023 96,818
0.0
44,167,200
(1)
0.125
%,
01/15/2024 43,507,028
2.8
10,898,900
0.375
%,
01/31/2026 9,812,842
0.6
405,700
0.500
%,
11/30/2023 402,487
0.0
9,650,000
1.250
%,
11/30/2026 8,660,121
0.6
32,299,200
1.500
%,
01/31/2027 29,086,944
1.9
10,000
1.875
%,
06/30/2026 9,252
0.0
7,128,700
2.000
%,
11/15/2026 6,558,126
0.4
8,000,000
2.125
%,
09/30/2024 7,744,123
0.5
19,000
2.250
%,
04/30/2024 18,653
0.0
3,793,800
2.250
%,
11/15/2024 3,665,685
0.2
547,000
2.750
%,
04/30/2027 511,595
0.0
838,800
2.750
%,
08/15/2032 726,479
0.0
29,272,400
2.875
%,
06/15/2025 28,184,976
1.8
4,538,900
3.000
%,
07/15/2025 4,374,720
0.3
32,300
3.250
%,
06/30/2027 30,694
0.0
50,129,900
3.875
%,
08/15/2033 47,372,756
3.0
5,607,200
4.125
%,
08/31/2030 5,443,365
0.4
5,504,900
4.375
%,
08/31/2028 5,450,711
0.4
118,943,000
4.500
%,
09/30/2028 119,026,631
7.6
34,696,000
4.500
%,
09/30/2030 34,712,264
2.2
69,206,000
4.625
%,
09/15/2026 68,870,783
4.4
5,472,700
(1)
5.000
%,
08/31/2025 5,462,011
0.4
79,617,000
5.125
%,
09/30/2025 79,545,469
5.1
509,274,533
32.6
Total U.S. Treasury
Obligations
(Cost $621,234,173)
595,541,181
38.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 28.1%
Federal Agricultural Mortgage Corporation : 0.1%
2,050,000
1.620
%,
09/04/2025 1,918,185
0.1
Federal Farm Credit Banks Funding Corporation :
1.7%
1,175,000
2.320
%,
01/26/2032 940,393
0.0
2,938,000
2.380
%,
03/16/2032 2,406,222
0.1
7,344,000
2.390
%,
11/01/2034 5,655,989
0.4
2,938,000
2.400
%,
09/21/2026 2,728,534
0.2
2,350,000
2.600
%,
04/05/2027 2,181,097
0.1
2,938,000
2.850
%,
05/23/2025 2,824,700
0.2
2,938,000
2.900
%,
04/12/2032 2,507,535
0.2
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Farm Credit Banks Funding Corporation
(continued)
2,938,000
3.375
%,
08/26/2024 $ 2,882,005
0.2
2,350,000
3.400
%,
04/25/2034 2,040,177
0.1
1,763,000
3.500
%,
09/01/2032 1,570,202
0.1
1,175,000
3.780
%,
06/08/2028 1,100,989
0.1
26,837,843
1.7
Federal Home Loan Bank : 0.2%
3,110,000
1.100
%,
08/20/2026 2,787,963
0.2
1,175,000
3.500
%,
06/11/2032 1,048,196
0.0
3,836,159
0.2
Federal Home Loan Mortgage Association : 0.2%
(2)
473,000
6.625
%,
11/15/2030 523,885
0.0
2,015,000
7.125
%,
01/15/2030 2,267,654
0.2
2,791,539
0.2
Federal Home Loan Mortgage Corporation : 3.0%
(2)
1,522,523
3.000
%,
04/01/2045 1,291,825
0.1
1,609,287
3.000
%,
04/01/2045 1,366,451
0.1
5,740,343
3.000
%,
05/01/2045 4,868,737
0.3
2,633,270
3.000
%,
11/01/2046 2,227,713
0.2
2,935,565
3.000
%,
11/01/2047 2,487,729
0.2
102,903
3.500
%,
01/01/2042 91,523
0.0
333,922
3.500
%,
01/01/2042 297,028
0.0
1,317,450
3.500
%,
08/01/2042 1,163,025
0.1
5,672,503
3.500
%,
04/01/2043 5,007,556
0.3
5,644,091
3.500
%,
02/01/2044 4,984,909
0.3
2,065,300
3.500
%,
12/01/2046 1,813,082
0.1
1,061,250
3.500
%,
12/01/2047 934,220
0.1
6,160,605
3.500
%,
03/01/2048 5,426,913
0.4
66,869
4.000
%,
01/01/2025 64,205
0.0
38,548
4.000
%,
08/01/2040 35,274
0.0
322,255
4.000
%,
04/01/2041 295,678
0.0
390,843
4.000
%,
05/01/2041 358,595
0.0
27,157
4.000
%,
08/01/2041 24,917
0.0
61,247
4.000
%,
12/01/2041 55,816
0.0
149,720
4.000
%,
01/01/2042 137,921
0.0
658,921
4.000
%,
03/01/2042 604,560
0.1
38,968
4.000
%,
12/01/2042 35,764
0.0
540,253
4.000
%,
02/01/2044 496,669
0.1
197,608
4.000
%,
07/01/2045 181,048
0.0
141,214
4.000
%,
09/01/2045 129,029
0.0
168,845
4.000
%,
09/01/2045 153,312
0.0
172,822
4.000
%,
09/01/2045 156,759
0.0
2,128,537
4.000
%,
11/01/2045 1,942,884
0.1
489,437
4.000
%,
05/01/2046 445,911
0.1
128,042
4.000
%,
11/01/2047 115,566
0.0
178,475
4.000
%,
03/01/2048 162,331
0.0
316,127
(3)
4.358
%, (RFUCCT1Y +
1.900%),
02/01/2042 311,117
0.0
24,568
4.500
%,
03/01/2039 23,256
0.0
69,138
4.500
%,
08/01/2039 65,446
0.0
84,321
4.500
%,
09/01/2039 79,818
0.0
138,252
4.500
%,
09/01/2039 130,869
0.0
181,152
4.500
%,
09/01/2039 171,478
0.0
142,993
4.500
%,
10/01/2039 134,988
0.0
232,316
4.500
%,
12/01/2039 219,607
0.0
68,000
4.500
%,
03/01/2040 64,369
0.0
193,990
4.500
%,
04/01/2040 183,633
0.0
34,680
4.500
%,
06/01/2040 32,828
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
151,195
4.500
%,
07/01/2040 $ 143,122
0.0
219,330
4.500
%,
07/01/2040 207,619
0.0
57,714
4.500
%,
08/01/2040 54,632
0.0
160,428
4.500
%,
08/01/2040 151,862
0.0
66,394
4.500
%,
03/01/2041 62,849
0.0
179,248
4.500
%,
03/01/2041 169,673
0.0
84,878
4.500
%,
04/01/2041 80,345
0.0
278,607
4.500
%,
06/01/2041 263,726
0.0
182,807
4.500
%,
07/01/2041 173,044
0.0
24,237
4.500
%,
08/01/2041 22,521
0.0
539,245
4.500
%,
08/01/2041 506,235
0.1
364,262
4.500
%,
07/01/2048 340,942
0.0
11,901
5.000
%,
03/01/2034 11,664
0.0
43,558
5.000
%,
12/01/2034 42,766
0.0
51,253
5.000
%,
08/01/2035 50,320
0.0
162,314
5.000
%,
08/01/2035 159,364
0.0
43,539
5.000
%,
10/01/2035 42,720
0.0
47,050
5.000
%,
10/01/2035 46,180
0.0
54,093
5.000
%,
10/01/2035 53,013
0.0
120,195
5.000
%,
12/01/2035 117,924
0.0
17,261
5.000
%,
04/01/2036 16,896
0.0
50,280
5.000
%,
11/01/2036 49,356
0.0
38,102
5.000
%,
02/01/2037 37,361
0.0
28,206
5.000
%,
05/01/2037 27,658
0.0
414,262
5.000
%,
10/01/2037 402,177
0.1
80,317
5.000
%,
03/01/2038 78,816
0.0
234,429
5.000
%,
03/01/2038 229,875
0.0
251,541
5.000
%,
03/01/2038 246,654
0.0
63,190
5.000
%,
04/01/2038 61,960
0.0
7,691
5.000
%,
10/01/2038 7,542
0.0
26,753
5.000
%,
06/01/2040 26,205
0.0
71,893
5.000
%,
08/01/2040 70,428
0.0
173,497
5.000
%,
04/01/2041 168,848
0.0
44,174
5.490
%,
02/01/2037 43,417
0.0
215
5.500
%,
12/01/2024 214
0.0
35,373
5.500
%,
09/01/2034 35,263
0.0
53,095
5.500
%,
01/01/2035 52,632
0.0
21,375
5.500
%,
09/01/2035 21,341
0.0
432,972
5.500
%,
09/01/2035 432,556
0.1
306,775
5.500
%,
10/01/2035 304,882
0.0
36,206
5.500
%,
03/01/2036 36,122
0.0
132,224
5.500
%,
03/01/2036 132,097
0.0
22,739
5.500
%,
05/01/2036 22,686
0.0
114,756
5.500
%,
06/01/2036 114,487
0.0
2,118
5.500
%,
07/01/2036 2,112
0.0
7,408
5.500
%,
07/01/2036 7,413
0.0
39,523
5.500
%,
07/01/2036 39,509
0.0
7,149
5.500
%,
10/01/2036 7,148
0.0
50,372
5.500
%,
11/01/2036 50,416
0.0
3,451
5.500
%,
12/01/2036 3,349
0.0
25,273
5.500
%,
12/01/2036 25,295
0.0
36,779
5.500
%,
12/01/2036 36,812
0.0
5,162
5.500
%,
02/01/2037 5,076
0.0
33,455
5.500
%,
02/01/2037 33,484
0.0
11,736
5.500
%,
05/01/2037 11,746
0.0
1,427
5.500
%,
06/01/2037 1,428
0.0
17,195
5.500
%,
12/01/2037 17,207
0.0
9,744
5.500
%,
03/01/2038 9,691
0.0
3,146
5.500
%,
06/01/2038 3,139
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
5,667
5.500
%,
06/01/2038 $ 5,659
0.0
4,943
5.500
%,
08/01/2038 4,827
0.0
409
5.500
%,
10/01/2038 397
0.0
373,832
5.500
%,
11/01/2038 373,703
0.0
5,723
5.500
%,
12/01/2038 5,715
0.0
7,292
5.500
%,
12/01/2038 7,284
0.0
9,733
5.500
%,
12/01/2038 9,740
0.0
10,073
5.500
%,
01/01/2039 10,080
0.0
59,033
5.500
%,
01/01/2039 59,037
0.0
32,143
5.500
%,
01/01/2040 32,043
0.0
36,810
5.500
%,
01/01/2040 36,775
0.0
31,906
5.500
%,
03/01/2040 31,840
0.0
98,283
5.500
%,
01/01/2041 95,494
0.0
47,374
5.750
%,
05/01/2037 46,476
0.0
36,265
5.800
%,
08/01/2037 35,640
0.0
33,594
5.800
%,
09/01/2037 33,016
0.0
65,839
5.800
%,
09/01/2037 64,702
0.0
1,702
6.000
%,
04/01/2028 1,717
0.0
17,975
6.000
%,
07/01/2028 17,783
0.0
84
6.000
%,
04/01/2036 84
0.0
1,667
6.000
%,
04/01/2036 1,693
0.0
4,979
6.000
%,
04/01/2036 5,072
0.0
15,241
6.000
%,
06/01/2036 15,537
0.0
5,323
6.000
%,
07/01/2036 5,423
0.0
1,368
6.000
%,
08/01/2036 1,354
0.0
4,907
6.000
%,
08/01/2036 4,999
0.0
29,998
6.000
%,
08/01/2036 30,066
0.0
26,728
6.000
%,
01/01/2037 27,151
0.0
24,578
6.000
%,
02/01/2037 25,039
0.0
1,386
6.000
%,
04/01/2037 1,412
0.0
1,060
6.000
%,
06/01/2037 1,077
0.0
5,441
6.000
%,
06/01/2037 5,436
0.0
132
6.000
%,
07/01/2037 135
0.0
3,798
6.000
%,
07/01/2037 3,869
0.0
1,055
6.000
%,
08/01/2037 1,074
0.0
1,775
6.000
%,
08/01/2037 1,807
0.0
3,599
6.000
%,
08/01/2037 3,666
0.0
8,512
6.000
%,
08/01/2037 8,565
0.0
128,115
6.000
%,
08/01/2037 129,802
0.0
1,597
6.000
%,
09/01/2037 1,625
0.0
2,227
6.000
%,
09/01/2037 2,208
0.0
2,953
6.000
%,
09/01/2037 3,007
0.0
5,254
6.000
%,
10/01/2037 5,351
0.0
6,195
6.000
%,
10/01/2037 6,310
0.0
7,863
6.000
%,
10/01/2037 7,778
0.0
1,065
6.000
%,
11/01/2037 1,054
0.0
1,609
6.000
%,
11/01/2037 1,638
0.0
22,103
6.000
%,
11/01/2037 22,498
0.0
46,084
6.000
%,
12/01/2037 46,750
0.0
1,151
6.000
%,
01/01/2038 1,170
0.0
6,518
6.000
%,
01/01/2038 6,477
0.0
9,594
6.000
%,
01/01/2038 9,774
0.0
6,840
6.000
%,
05/01/2038 6,773
0.0
769
6.000
%,
06/01/2038 782
0.0
8,992
6.000
%,
07/01/2038 8,957
0.0
19,453
6.000
%,
07/01/2038 19,792
0.0
478
6.000
%,
09/01/2038 487
0.0
4,599
6.000
%,
09/01/2038 4,683
0.0
9,800
6.000
%,
09/01/2038 9,695
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
249,021
6.000
%,
09/01/2038 $ 253,320
0.0
5,682
6.000
%,
11/01/2038 5,646
0.0
123,081
6.000
%,
01/01/2039 124,281
0.0
67,074
6.000
%,
04/01/2039 68,155
0.0
31,076
6.000
%,
08/01/2039 31,024
0.0
21,943
6.000
%,
10/01/2039 22,538
0.0
10,992
6.000
%,
11/01/2039 11,197
0.0
26,055
6.000
%,
11/01/2039 25,775
0.0
1,030
6.000
%,
12/01/2039 1,039
0.0
34,954
6.000
%,
05/01/2040 35,606
0.0
51,614
6.150
%,
12/01/2037 51,343
0.0
17,010
6.150
%,
01/01/2038 16,921
0.0
73,788
6.150
%,
02/01/2038 73,400
0.0
494,000
(1)
6.250
%,
07/15/2032 546,936
0.1
5,854
6.500
%,
06/01/2036 6,046
0.0
1,245
6.500
%,
08/01/2036 1,263
0.0
465
6.500
%,
10/01/2036 469
0.0
20,478
6.500
%,
10/01/2036 21,154
0.0
7,091
6.500
%,
07/01/2037 7,234
0.0
4,086
6.500
%,
09/01/2037 4,177
0.0
1,812
6.500
%,
10/01/2037 1,854
0.0
2,593
6.500
%,
11/01/2037 2,623
0.0
2,425
6.500
%,
04/01/2038 2,492
0.0
8,675
6.500
%,
04/01/2038 9,094
0.0
238
6.500
%,
05/01/2038 239
0.0
1,348
6.500
%,
05/01/2038 1,357
0.0
1,167
6.500
%,
08/01/2038 1,200
0.0
142
6.500
%,
10/01/2038 144
0.0
4,940
6.500
%,
11/01/2038 5,107
0.0
4,760
6.500
%,
12/01/2038 4,818
0.0
6,440
6.500
%,
12/01/2038 6,487
0.0
50,688
6.500
%,
12/01/2038 51,061
0.0
195,172
6.500
%,
12/01/2038 196,531
0.0
2,651
6.500
%,
01/01/2039 2,751
0.0
47,253,458
3.0
Federal National Mortgage Association : 0.1%
(2)
549,558
3.000
%,
09/01/2046 457,577
0.0
635,530
3.720
%,
10/01/2029 597,955
0.1
7,000
5.700
%,
07/01/2036 6,966
0.0
34,556
5.700
%,
07/01/2036 34,324
0.0
1,096,822
0.1
Government National Mortgage Association : 6.0%
9,560,762
2.000
%,
01/20/2051 7,588,494
0.5
6,391,972
2.000
%,
02/20/2051 5,072,983
0.3
1,672,463
2.500
%,
03/20/2051 1,369,258
0.1
3,350,818
2.500
%,
04/20/2051 2,746,164
0.2
2,596,173
2.500
%,
05/20/2051 2,127,515
0.2
2,390,169
2.500
%,
08/20/2051 1,956,838
0.1
7,318,821
2.500
%,
09/20/2051 5,991,585
0.4
2,432,490
2.500
%,
10/20/2051 1,991,313
0.1
3,315,059
2.500
%,
11/20/2051 2,714,837
0.2
6,618,465
2.500
%,
12/20/2051 5,418,167
0.4
2,652,367
2.500
%,
04/20/2052 2,170,479
0.2
1,526,099
3.000
%,
07/20/2045 1,306,564
0.1
1,611,410
3.000
%,
10/20/2051 1,385,850
0.1
8,285,243
3.000
%,
10/20/2051 7,048,519
0.5
3,671,553
3.000
%,
11/20/2051 3,157,622
0.2
11,275,874
3.000
%,
11/20/2051 9,574,451
0.6
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
2,460,771
3.000
%,
12/20/2051 $ 2,091,007
0.1
1,825,279
3.000
%,
03/20/2052 1,543,002
0.1
5,243,433
3.500
%,
03/20/2047 4,751,772
0.3
1,746,223
3.500
%,
09/20/2047 1,497,510
0.1
921,844
3.500
%,
01/20/2048 820,398
0.1
5,987,093
3.500
%,
02/20/2048 5,325,846
0.4
5,833,574
3.500
%,
03/20/2048 5,188,536
0.3
1,206,753
4.000
%,
10/20/2043 1,128,202
0.1
592,581
4.000
%,
03/20/2046 543,175
0.0
1,036,284
4.000
%,
03/20/2046 949,894
0.1
381,326
4.500
%,
02/20/2041 362,092
0.0
116,055
4.500
%,
03/20/2041 110,205
0.0
439,404
4.500
%,
05/20/2041 417,245
0.0
348,413
4.500
%,
06/20/2041 330,849
0.0
567,254
4.500
%,
07/20/2041 538,634
0.0
422,757
4.500
%,
09/20/2041 401,435
0.0
726,189
4.500
%,
10/20/2041 689,558
0.1
911,592
4.500
%,
01/20/2050 854,347
0.1
5,643
5.000
%,
10/15/2037 5,521
0.0
1,525
5.000
%,
04/15/2038 1,482
0.0
24,107
5.000
%,
03/15/2039 23,620
0.0
40,671
5.000
%,
08/15/2039 39,855
0.0
296,949
5.000
%,
09/15/2039 289,301
0.0
330,103
5.000
%,
09/15/2039 321,176
0.0
310,588
5.000
%,
02/15/2040 301,737
0.0
175,226
5.000
%,
04/15/2040 168,309
0.0
487,324
5.000
%,
06/15/2040 471,135
0.0
12,643
5.000
%,
07/15/2040 12,207
0.0
167,565
5.000
%,
04/15/2042 161,056
0.0
267,304
5.000
%,
04/20/2042 262,489
0.0
185,369
5.000
%,
06/20/2048 177,000
0.0
13,754
5.500
%,
07/20/2038 13,811
0.0
179,279
5.500
%,
09/20/2039 180,356
0.0
13,554
5.500
%,
10/20/2039 13,635
0.0
8,203
5.500
%,
11/20/2039 8,246
0.0
310,362
5.500
%,
11/20/2039 312,225
0.0
4,612
5.500
%,
12/20/2040 4,635
0.0
17,026
5.500
%,
01/20/2041 17,128
0.0
99,528
5.500
%,
03/20/2041 100,124
0.0
154,728
5.500
%,
04/20/2041 155,656
0.0
246,049
5.500
%,
05/20/2041 247,526
0.0
240,579
5.500
%,
06/20/2041 242,023
0.0
6,602
6.000
%,
10/15/2036 6,770
0.0
17,585
6.000
%,
08/15/2037 17,726
0.0
17,158
6.000
%,
11/15/2037 17,370
0.0
3,690
6.000
%,
12/15/2037 3,660
0.0
1,768
6.000
%,
01/15/2038 1,753
0.0
17,357
6.000
%,
01/15/2038 17,800
0.0
199
6.000
%,
02/15/2038 199
0.0
14,253
6.000
%,
02/15/2038 14,616
0.0
38,659
6.000
%,
02/15/2038 38,546
0.0
81,648
6.000
%,
05/15/2038 82,725
0.0
82,995
6.000
%,
05/15/2038 84,684
0.0
9,057
6.000
%,
07/15/2038 9,153
0.0
26,938
6.000
%,
09/15/2038 27,187
0.0
405,613
6.000
%,
08/20/2040 418,324
0.0
93,435,112
6.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Tennessee Valley Authority : 0.2%
10,000
6.150
%,
01/15/2038 $ 10,768
0.0
2,938,000
7.125
%,
05/01/2030 3,291,064
0.2
3,301,832
0.2
Uniform Mortgage-Backed Securities : 16.6%
16,963,436
2.000
%,
12/01/2036 14,567,955
0.9
5,538,299
2.000
%,
02/01/2051 4,238,196
0.3
496,805
2.000
%,
05/01/2051 379,063
0.0
3,864,007
2.000
%,
05/01/2051 2,989,892
0.2
9,059,878
2.000
%,
05/01/2051 6,929,385
0.5
8,244,244
2.000
%,
09/01/2051 6,288,558
0.4
5,202,271
2.000
%,
10/01/2051 3,974,362
0.3
7,485,740
2.000
%,
11/01/2051 5,774,578
0.4
5,167,993
2.000
%,
01/01/2052 3,994,881
0.3
9,254,628
2.000
%,
01/01/2052 7,131,575
0.5
12,275,521
2.000
%,
01/01/2052 9,392,561
0.6
1,546,413
2.000
%,
02/01/2052 1,191,502
0.1
3,202,434
2.000
%,
02/01/2052 2,466,462
0.2
3,513,655
2.000
%,
02/01/2052 2,712,147
0.2
5,822,210
2.000
%,
02/01/2052 4,487,899
0.3
6,875,469
2.000
%,
02/01/2052 5,307,202
0.3
7,860,490
2.000
%,
02/01/2052 6,050,347
0.4
10,069,892
2.000
%,
02/01/2052 7,671,443
0.5
1,598,751
2.000
%,
03/01/2052 1,230,596
0.1
2,035,178
2.000
%,
03/01/2052 1,556,310
0.1
2,714,182
2.000
%,
04/01/2052 2,095,059
0.1
837,460
2.500
%,
09/01/2027 797,148
0.1
977,172
2.500
%,
06/01/2030 891,551
0.1
1,318,235
2.500
%,
06/01/2030 1,202,713
0.1
551,591
2.500
%,
07/01/2030 503,251
0.0
5,621,690
2.500
%,
06/01/2050 4,537,546
0.3
10,026,431
2.500
%,
08/01/2050 8,090,677
0.5
230,371
2.500
%,
11/01/2050 186,092
0.0
1,979,595
2.500
%,
05/01/2051 1,586,615
0.1
7,297,380
2.500
%,
06/01/2051 5,818,159
0.4
1,001,738
2.500
%,
09/01/2051 798,614
0.1
5,149,605
2.500
%,
11/01/2051 4,135,260
0.3
4,720,948
2.500
%,
12/01/2051 3,797,878
0.3
5,294,059
2.500
%,
01/01/2052 4,249,671
0.3
1,086,089
2.500
%,
02/01/2052 868,796
0.1
1,487,077
2.500
%,
02/01/2052 1,189,435
0.1
2,022,697
2.500
%,
02/01/2052 1,634,445
0.1
2,518,100
2.500
%,
02/01/2052 2,022,463
0.1
5,462,174
2.500
%,
02/01/2052 4,348,095
0.3
1,578,918
2.500
%,
03/01/2052 1,268,152
0.1
2,136,435
2.500
%,
03/01/2052 1,714,445
0.1
5,938,473
2.500
%,
03/01/2052 4,769,367
0.3
3,780,425
2.500
%,
04/01/2052 3,033,695
0.2
311,530
3.000
%,
06/01/2026 301,714
0.0
1,507,977
3.000
%,
08/01/2030 1,406,837
0.1
566,835
3.000
%,
09/01/2030 528,838
0.0
14,991,951
3.000
%,
08/01/2035 13,667,054
0.9
6,016,307
3.000
%,
12/01/2042 5,147,385
0.3
2,499,488
3.000
%,
07/01/2043 2,138,394
0.1
1,147,555
3.000
%,
09/01/2043 981,922
0.1
1,520,627
3.000
%,
07/01/2046 1,286,747
0.1
525,295
3.000
%,
08/01/2046 444,500
0.0
6,320,325
3.000
%,
12/01/2046 5,348,797
0.4
2,539,107
3.000
%,
01/01/2052 2,133,278
0.1
617,829
3.500
%,
05/01/2029 598,230
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
430,467
3.500
%,
03/01/2041 $ 382,406
0.0
465,524
3.500
%,
12/01/2041 413,480
0.0
477,949
3.500
%,
01/01/2042 424,474
0.0
1,088,563
3.500
%,
10/01/2042 965,644
0.1
2,528,155
3.500
%,
11/01/2042 2,241,325
0.2
1,343,980
3.500
%,
01/01/2046 1,182,291
0.1
989,959
3.500
%,
02/01/2046 871,353
0.1
2,003,550
3.500
%,
02/01/2046 1,762,510
0.1
2,109,332
3.500
%,
04/01/2046 1,853,091
0.1
1,065,044
3.500
%,
02/01/2052 928,127
0.1
822,479
3.500
%,
03/01/2052 717,717
0.1
3,956,485
3.500
%,
05/01/2052 3,417,368
0.2
75,383
4.000
%,
10/01/2040 69,076
0.0
363,658
4.000
%,
10/01/2040 333,225
0.0
2,696,586
4.000
%,
11/01/2040 2,470,881
0.2
356,911
4.000
%,
12/01/2040 327,041
0.0
476,595
4.000
%,
12/01/2040 436,678
0.0
537,102
4.000
%,
02/01/2041 492,117
0.0
148,475
4.000
%,
03/01/2041 136,051
0.0
144,072
4.000
%,
04/01/2041 132,004
0.0
103,103
4.000
%,
09/01/2041 94,470
0.0
352,311
4.000
%,
11/01/2041 322,796
0.0
104,739
4.000
%,
12/01/2041 95,964
0.0
366,782
4.000
%,
01/01/2042 336,050
0.0
191,232
4.000
%,
07/01/2042 175,211
0.0
486,377
4.000
%,
12/01/2042 445,769
0.0
739,621
4.000
%,
07/01/2043 677,318
0.1
328,719
4.000
%,
02/01/2044 300,021
0.0
421,995
4.000
%,
02/01/2044 386,628
0.0
73,065
4.000
%,
03/01/2044 67,114
0.0
359,449
4.000
%,
05/01/2045 328,447
0.0
1,910,267
4.000
%,
06/01/2045 1,742,402
0.1
265,606
4.000
%,
07/01/2045 243,583
0.0
492,559
4.000
%,
07/01/2045 449,584
0.0
585,061
4.000
%,
07/01/2045 534,568
0.0
670,838
4.000
%,
07/01/2045 613,887
0.1
661,863
4.000
%,
02/01/2046 603,292
0.0
1,327,628
4.000
%,
02/01/2048 1,205,396
0.1
88,354
4.000
%,
03/01/2048 80,020
0.0
353,894
4.000
%,
03/01/2048 321,264
0.0
5,416,471
4.000
%,
05/01/2052 4,834,760
0.3
198,734
4.500
%,
07/01/2026 192,218
0.0
2,265
4.500
%,
06/01/2034 2,136
0.0
7,092
4.500
%,
05/01/2035 6,671
0.0
874
4.500
%,
03/01/2038 826
0.0
311
4.500
%,
05/01/2038 295
0.0
4,560
4.500
%,
06/01/2038 4,300
0.0
7,666
4.500
%,
07/01/2038 7,169
0.0
12,189
4.500
%,
09/01/2038 11,318
0.0
109,720
4.500
%,
03/01/2039 103,714
0.0
7,846
4.500
%,
04/01/2039 7,417
0.0
9,774
4.500
%,
04/01/2039 9,240
0.0
193,970
4.500
%,
07/01/2039 183,118
0.0
497,917
4.500
%,
09/01/2039 470,680
0.0
434,074
4.500
%,
10/01/2039 410,314
0.0
101,031
4.500
%,
12/01/2039 95,506
0.0
115,497
4.500
%,
12/01/2039 109,177
0.0
139,686
4.500
%,
12/01/2039 131,865
0.0
85,915
4.500
%,
03/01/2040 81,214
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
100,130
4.500
%,
10/01/2040 $ 94,657
0.0
101,767
4.500
%,
10/01/2040 96,204
0.0
108,184
4.500
%,
10/01/2040 102,264
0.0
144,589
4.500
%,
03/01/2041 135,931
0.0
9,988
4.500
%,
04/01/2041 9,392
0.0
79,374
4.500
%,
06/01/2041 74,926
0.0
95,396
4.500
%,
06/01/2041 90,176
0.0
756,033
4.500
%,
06/01/2041 714,645
0.1
39,789
4.500
%,
07/01/2041 37,611
0.0
75,550
4.500
%,
07/01/2041 70,830
0.0
883,551
4.500
%,
07/01/2041 835,214
0.1
65,092
4.500
%,
08/01/2041 61,531
0.0
297,079
4.500
%,
08/01/2041 280,842
0.0
477,115
4.500
%,
08/01/2041 450,997
0.0
3,183,792
4.500
%,
08/01/2052 2,937,283
0.2
6,635,820
4.500
%,
10/01/2052 6,099,607
0.4
20,401
5.000
%,
03/01/2027 19,934
0.0
1,614,022
5.000
%,
05/01/2042 1,580,426
0.1
8,930,831
5.000
%,
09/01/2052 8,442,580
0.6
5,200,000
(4)
5.000
%,
10/01/2053 4,906,281
0.3
25
5.500
%,
11/01/2023 24
0.0
28
5.500
%,
11/01/2023 28
0.0
113
5.500
%,
11/01/2023 113
0.0
1,041
5.500
%,
02/01/2024 1,037
0.0
73
5.500
%,
03/01/2024 72
0.0
752
5.500
%,
07/01/2024 748
0.0
2,937
5.500
%,
08/01/2025 2,914
0.0
657
5.500
%,
07/01/2027 655
0.0
174
5.500
%,
08/01/2027 174
0.0
47,943
5.500
%,
03/01/2034 47,728
0.0
43,348
5.500
%,
04/01/2034 42,669
0.0
17,984
5.500
%,
11/01/2034 17,904
0.0
19,029
5.500
%,
12/01/2034 18,949
0.0
222,420
5.500
%,
02/01/2035 221,592
0.0
33,746
5.500
%,
05/01/2035 33,642
0.0
29,800
5.500
%,
09/01/2035 29,748
0.0
137,807
5.500
%,
09/01/2035 133,910
0.0
25,005
5.500
%,
04/01/2036 24,962
0.0
41,144
5.500
%,
04/01/2036 41,073
0.0
8,030
5.500
%,
05/01/2036 8,023
0.0
16,500
5.500
%,
06/01/2036 16,491
0.0
108,913
5.500
%,
07/01/2036 108,493
0.0
60,924
5.500
%,
11/01/2036 60,894
0.0
88,989
5.500
%,
12/01/2036 88,872
0.0
176,399
5.500
%,
12/01/2036 176,312
0.0
29,520
5.500
%,
01/01/2037 29,445
0.0
24,988
5.500
%,
03/01/2037 24,975
0.0
126,178
5.500
%,
03/01/2037 126,116
0.0
269,319
5.500
%,
03/01/2037 269,186
0.0
110,497
5.500
%,
08/01/2037 110,193
0.0
348
5.500
%,
01/01/2038 343
0.0
397
5.500
%,
01/01/2038 396
0.0
1,445
5.500
%,
01/01/2038 1,442
0.0
4,023
5.500
%,
03/01/2038 4,012
0.0
3,932
5.500
%,
05/01/2038 3,896
0.0
16,418
5.500
%,
06/01/2038 16,410
0.0
419,998
5.500
%,
09/01/2038 418,447
0.0
120,066
5.500
%,
12/01/2038 119,650
0.0
30,153
5.500
%,
06/01/2039 30,101
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
34,859
5.500
%,
05/01/2040 $ 33,797
0.0
214,308
5.500
%,
06/01/2040 207,941
0.0
3,086
6.000
%,
01/01/2034 3,051
0.0
25,007
6.000
%,
12/01/2034 25,430
0.0
6,521
6.000
%,
05/01/2035 6,442
0.0
13,405
6.000
%,
01/01/2036 13,243
0.0
27,664
6.000
%,
01/01/2036 27,329
0.0
6,366
6.000
%,
02/01/2036 6,476
0.0
10,335
6.000
%,
03/01/2036 10,369
0.0
13,720
6.000
%,
03/01/2036 13,880
0.0
1,754
6.000
%,
04/01/2036 1,736
0.0
5,001
6.000
%,
04/01/2036 5,088
0.0
37,808
6.000
%,
05/01/2036 38,463
0.0
108
6.000
%,
06/01/2036 108
0.0
1,470
6.000
%,
08/01/2036 1,453
0.0
8,576
6.000
%,
08/01/2036 8,725
0.0
6,870
6.000
%,
09/01/2036 6,989
0.0
22,477
6.000
%,
09/01/2036 22,867
0.0
35,232
6.000
%,
09/01/2036 35,293
0.0
7,502
6.000
%,
10/01/2036 7,527
0.0
80,799
6.000
%,
12/01/2036 79,892
0.0
268,848
6.000
%,
12/01/2036 272,718
0.0
6,505
6.000
%,
01/01/2037 6,426
0.0
4,791
6.000
%,
02/01/2037 4,754
0.0
4,580
6.000
%,
04/01/2037 4,526
0.0
36,050
6.000
%,
07/01/2037 36,663
0.0
404
6.000
%,
08/01/2037 400
0.0
1,293
6.000
%,
08/01/2037 1,310
0.0
9,371
6.000
%,
08/01/2037 9,528
0.0
194
6.000
%,
09/01/2037 198
0.0
485
6.000
%,
09/01/2037 479
0.0
2,138
6.000
%,
09/01/2037 2,155
0.0
4,340
6.000
%,
09/01/2037 4,377
0.0
6,650
6.000
%,
09/01/2037 6,615
0.0
144
6.000
%,
10/01/2037 146
0.0
827
6.000
%,
10/01/2037 826
0.0
990
6.000
%,
10/01/2037 984
0.0
1,851
6.000
%,
10/01/2037 1,846
0.0
514
6.000
%,
11/01/2037 509
0.0
918
6.000
%,
11/01/2037 907
0.0
5,727
6.000
%,
11/01/2037 5,660
0.0
6,514
6.000
%,
11/01/2037 6,441
0.0
7,821
6.000
%,
11/01/2037 7,866
0.0
20,864
6.000
%,
11/01/2037 21,227
0.0
2,159
6.000
%,
12/01/2037 2,147
0.0
10,047
6.000
%,
12/01/2037 10,209
0.0
14,434
6.000
%,
12/01/2037 14,666
0.0
26,452
6.000
%,
12/01/2037 26,877
0.0
4,084
6.000
%,
01/01/2038 4,036
0.0
676
6.000
%,
02/01/2038 668
0.0
55,394
6.000
%,
02/01/2038 55,820
0.0
2,770
6.000
%,
03/01/2038 2,739
0.0
60,598
6.000
%,
03/01/2038 59,911
0.0
6,571
6.000
%,
04/01/2038 6,573
0.0
127,180
6.000
%,
04/01/2038 129,377
0.0
6,982
6.000
%,
05/01/2038 6,898
0.0
9,843
6.000
%,
05/01/2038 9,989
0.0
973
6.000
%,
06/01/2038 961
0.0
7,269
6.000
%,
07/01/2038 7,194
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
22,004
6.000
%,
07/01/2038 $ 21,838
0.0
733
6.000
%,
08/01/2038 725
0.0
1,375
6.000
%,
08/01/2038 1,393
0.0
6,030
6.000
%,
09/01/2038 5,960
0.0
8,013
6.000
%,
09/01/2038 7,921
0.0
31,286
6.000
%,
09/01/2038 31,044
0.0
15,119
6.000
%,
10/01/2038 15,145
0.0
20,809
6.000
%,
10/01/2038 20,662
0.0
32,496
6.000
%,
10/01/2038 33,012
0.0
278,312
6.000
%,
10/01/2039 283,156
0.0
5,790
6.000
%,
11/01/2039 5,721
0.0
298
6.500
%,
04/01/2030 300
0.0
48,649
6.500
%,
02/01/2034 48,938
0.0
4,541
6.500
%,
11/01/2034 4,702
0.0
8,211
6.500
%,
01/01/2036 8,351
0.0
13,889
6.500
%,
03/01/2036 14,280
0.0
21,851
6.500
%,
04/01/2036 22,021
0.0
3,678
6.500
%,
06/01/2036 3,699
0.0
573
6.500
%,
07/01/2036 587
0.0
779
6.500
%,
07/01/2036 791
0.0
4,535
6.500
%,
07/01/2036 4,564
0.0
9,789
6.500
%,
07/01/2036 10,103
0.0
11,382
6.500
%,
07/01/2036 11,504
0.0
28,215
6.500
%,
07/01/2036 28,409
0.0
508
6.500
%,
08/01/2036 511
0.0
620
6.500
%,
09/01/2036 640
0.0
6,040
6.500
%,
09/01/2036 6,086
0.0
6,608
6.500
%,
09/01/2036 6,648
0.0
48,919
6.500
%,
09/01/2036 50,101
0.0
739
6.500
%,
11/01/2036 743
0.0
1,558
6.500
%,
11/01/2036 1,612
0.0
1,044
6.500
%,
12/01/2036 1,064
0.0
11,460
6.500
%,
12/01/2036 11,524
0.0
41
6.500
%,
01/01/2037 42
0.0
17,733
6.500
%,
01/01/2037 17,868
0.0
27,384
6.500
%,
01/01/2037 27,674
0.0
2,913
6.500
%,
03/01/2037 2,965
0.0
4,636
6.500
%,
03/01/2037 4,662
0.0
9,916
6.500
%,
03/01/2037 9,978
0.0
153
6.500
%,
07/01/2037 156
0.0
213
6.500
%,
08/01/2037 214
0.0
1,309
6.500
%,
08/01/2037 1,317
0.0
1,593
6.500
%,
08/01/2037 1,604
0.0
238
6.500
%,
09/01/2037 245
0.0
514
6.500
%,
09/01/2037 526
0.0
538
6.500
%,
09/01/2037 545
0.0
3,593
6.500
%,
09/01/2037 3,681
0.0
7,542
6.500
%,
09/01/2037 7,721
0.0
55,644
6.500
%,
09/01/2037 57,208
0.0
68,119
6.500
%,
09/01/2037 68,565
0.0
243
6.500
%,
10/01/2037 246
0.0
1,021
6.500
%,
10/01/2037 1,061
0.0
2,071
6.500
%,
10/01/2037 2,101
0.0
6,052
6.500
%,
10/01/2037 6,145
0.0
13,670
6.500
%,
10/01/2037 14,037
0.0
42,770
6.500
%,
11/01/2037 43,473
0.0
1,160
6.500
%,
12/01/2037 1,166
0.0
1,243
6.500
%,
12/01/2037 1,250
0.0
1,338
6.500
%,
12/01/2037 1,345
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,341
6.500
%,
12/01/2037 $ 1,349
0.0
4,642
6.500
%,
12/01/2037 4,669
0.0
5,388
6.500
%,
12/01/2037 5,538
0.0
52,297
6.500
%,
12/01/2037 52,922
0.0
469
6.500
%,
01/01/2038 472
0.0
7,713
6.500
%,
01/01/2038 7,811
0.0
39,208
6.500
%,
03/01/2038 40,238
0.0
24,618
6.500
%,
04/01/2038 25,517
0.0
24,587
6.500
%,
08/01/2038 24,835
0.0
32,620
6.500
%,
08/01/2038 32,820
0.0
20,266
6.500
%,
09/01/2038 20,414
0.0
1,559
6.500
%,
10/01/2038 1,621
0.0
5,859
6.500
%,
10/01/2038 5,897
0.0
11,051
6.500
%,
10/01/2038 11,202
0.0
97,001
6.500
%,
10/01/2038 100,203
0.0
7,929
6.500
%,
11/01/2038 8,070
0.0
580
6.500
%,
01/01/2039 586
0.0
23,822
6.500
%,
01/01/2039 24,118
0.0
4,761
6.500
%,
03/01/2039 4,788
0.0
4,794
6.500
%,
09/01/2039 4,822
0.0
258,981,455
16.6
Total U.S. Government
Agency Obligations
(Cost $501,122,945)
439,452,405
28.1
CORPORATE BONDS/NOTES : 26.1%
Basic Materials : 0.6%
588,000  Air Products and
Chemicals, Inc.,
1.850%,
05/15/2027 522,516
0.1
500,000  Air Products and
Chemicals, Inc.,
2.050%,
05/15/2030 411,602
0.0
588,000  Air Products and
Chemicals, Inc.,
2.700%,
05/15/2040 403,921
0.0
470,000  Barrick PD Australia
Finance Pty Ltd.,
5.950%,
10/15/2039 463,150
0.0
68,000  Celanese US Holdings
LLC, 6.050%,
03/15/2025 67,773
0.0
250,000
(1)
Celanese US Holdings
LLC, 6.330%,
07/15/2029 245,262
0.0
500,000
(5)
Chevron Phillips
Chemical Co LLC
/ Chevron Phillips
Chemical Co. L.P.,
3.700%,
06/01/2028 460,201
0.0
407,000  Dow Chemical Co.,
2.100%,
11/15/2030 323,409
0.0
441,000  Dow Chemical Co.,
3.600%,
11/15/2050 296,494
0.0
351,000  Dow Chemical Co.,
4.250%,
10/01/2034 305,472
0.0
588,000  DuPont de Nemours,
Inc., 5.419%,
11/15/2048 539,847
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
400,000  Eastman Chemical Co.,
4.650%,
10/15/2044 $ 308,104
0.0
750,000  Ecolab, Inc., 2.700%,
12/15/2051 439,653
0.0
532,000  International Paper Co.,
4.350%,
08/15/2048 413,029
0.0
500,000  Linde, Inc., 1.100%,
08/10/2030 384,495
0.0
576,000  LYB International
Finance III LLC,
1.250%,
10/01/2025 525,069
0.1
441,000  LYB International
Finance III LLC,
3.375%,
10/01/2040 300,507
0.0
250,000  Mosaic Co., 5.450%,
11/15/2033 235,247
0.0
588,000  Nucor Corp., 2.000%,
06/01/2025 552,387
0.1
588,000  Nutrien Ltd., 2.950%,
05/13/2030 491,346
0.1
500,000  PPG Industries, Inc.,
1.200%,
03/15/2026 448,998
0.0
500,000  PPG Industries, Inc.,
2.550%,
06/15/2030 412,299
0.0
441,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 473,591
0.0
588,000  Sherwin-Williams Co.,
3.450%,
06/01/2027 547,814
0.1
250,000  Southern Copper Corp.,
5.875%,
04/23/2045 233,850
0.0
350,000  Southern Copper Corp.,
6.750%,
04/16/2040 366,510
0.0
10,172,546
0.6
Communications : 2.3%
500,000  Alibaba Group
Holding Ltd., 2.125%,
02/09/2031 390,587
0.0
588,000  Alibaba Group
Holding Ltd., 3.400%,
12/06/2027 540,554
0.0
588,000  Alphabet, Inc., 1.100%,
08/15/2030 457,940
0.0
1,175,000  Alphabet, Inc., 1.900%,
08/15/2040 735,570
0.1
588,000  Amazon.com, Inc.,
2.800%,
08/22/2024 573,996
0.1
588,000  Amazon.com, Inc.,
3.150%,
08/22/2027 547,267
0.0
588,000  Amazon.com, Inc.,
3.800%,
12/05/2024 576,784
0.1
588,000  Amazon.com, Inc.,
4.800%,
12/05/2034 566,185
0.0
588,000  AT&T, Inc., 1.700%,
03/25/2026 533,660
0.0
1,175,000  AT&T, Inc., 3.500%,
06/01/2041 816,906
0.1
2,988,000  AT&T, Inc., 3.500%,
09/15/2053 1,847,773
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
588,000  AT&T, Inc., 3.650%,
06/01/2051 $ 379,414
0.0
588,000  AT&T, Inc., 4.500%,
05/15/2035 501,896
0.0
500,000  AT&T, Inc., 4.650%,
06/01/2044 392,758
0.0
588,000
(1)
Baidu, Inc., 1.720%,
04/09/2026 531,602
0.0
500,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 364,609
0.0
750,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
06/01/2041 474,800
0.0
881,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.908%,
07/23/2025 861,159
0.1
881,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
05/01/2047 671,961
0.1
588,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.484%,
10/23/2045 513,851
0.0
588,000  Cisco Systems, Inc.,
3.625%,
03/04/2024 582,813
0.1
881,000  Cisco Systems, Inc.,
5.500%,
01/15/2040 867,543
0.1
1,763,000  Comcast Corp.,
1.950%,
01/15/2031 1,379,096
0.1
582,000  Comcast Corp.,
2.887%,
11/01/2051 343,270
0.0
1,102,000  Comcast Corp.,
2.937%,
11/01/2056 626,819
0.1
654,000  Comcast Corp.,
2.987%,
11/01/2063 362,035
0.0
588,000  Comcast Corp.,
3.750%,
04/01/2040 455,835
0.0
425,000  Comcast Corp.,
3.969%,
11/01/2047 317,467
0.0
441,000  Comcast Corp.,
4.200%,
08/15/2034 385,606
0.0
441,000  Comcast Corp.,
4.250%,
01/15/2033 396,886
0.0
68,000  Comcast Corp.,
6.500%,
11/15/2035 72,119
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
881,000  Deutsche Telekom
International Finance
BV, 8.750%,
06/15/2030 $ 1,009,552
0.1
734,000  Discovery
Communications LLC,
3.625%,
05/15/2030 621,604
0.1
250,000  Discovery
Communications LLC,
3.900%,
11/15/2024 243,196
0.0
881,000  eBay, Inc., 2.700%,
03/11/2030 732,903
0.1
500,000  Interpublic Group of
Cos., Inc., 2.400%,
03/01/2031 393,106
0.0
10,000  Motorola Solutions, Inc.,
4.000%,
09/01/2024 9,804
0.0
306,000  NBCUniversal
Media LLC, 4.450%,
01/15/2043 251,916
0.0
500,000  Orange SA, 5.500%,
02/06/2044 462,916
0.0
250,000  Paramount Global,
4.000%,
01/15/2026 236,785
0.0
1,104,000
(1)
Paramount Global,
4.200%,
05/19/2032 878,155
0.1
390,000  Paramount Global,
4.375%,
03/15/2043 252,497
0.0
440,000  Paramount Global,
5.850%,
09/01/2043 342,554
0.0
250,000  Rogers
Communications, Inc.,
5.000%,
03/15/2044 202,338
0.0
500,000  Telefonica Emisiones
SA, 4.103%,
03/08/2027 471,379
0.0
441,000  Telefonica Emisiones
SA, 4.665%,
03/06/2038 354,749
0.0
588,000  Time Warner Cable
LLC, 4.500%,
09/15/2042 407,739
0.0
904,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 801,259
0.1
400,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 378,391
0.0
300,000  TWDC Enterprises 18
Corp., GMTN, 4.125%,
06/01/2044 237,107
0.0
831,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 626,550
0.1
596,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 454,894
0.0
240,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 191,222
0.0
1,175,000  Verizon
Communications, Inc.,
4.000%,
03/22/2050 842,793
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
501,000  Verizon
Communications, Inc.,
4.329%,
09/21/2028 $ 470,963
0.0
969,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 840,896
0.1
1,763,000  Verizon
Communications, Inc.,
4.750%,
11/01/2041 1,524,408
0.1
1,175,000  Vodafone Group PLC,
4.125%,
05/30/2025 1,145,908
0.1
588,000  Vodafone Group PLC,
6.150%,
02/27/2037 579,519
0.1
200,000  Walt Disney Co.,
1.750%,
08/30/2024 193,022
0.0
588,000  Walt Disney Co.,
1.750%,
01/13/2026 541,708
0.0
588,000
(1)
Walt Disney Co.,
2.200%,
01/13/2028 521,364
0.0
1,175,000
(1)
Walt Disney Co.,
2.650%,
01/13/2031 973,398
0.1
588,000  Walt Disney Co.,
3.600%,
01/13/2051 408,216
0.0
250,000  Walt Disney Co.,
4.750%,
09/15/2044 213,170
0.0
35,884,742
2.3
Consumer, Cyclical : 1.4%
154,037  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 138,834
0.0
202,215  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 181,304
0.0
588,617  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 525,297
0.1
500,000  American Honda
Finance Corp., GMTN,
2.300%,
09/09/2026 458,085
0.0
1,175,000  American Honda
Finance Corp., MTN,
1.200%,
07/08/2025 1,089,054
0.1
500,000  American Honda
Finance Corp., MTN,
2.000%,
03/24/2028 433,010
0.0
500,000  AutoZone, Inc., 1.650%,
01/15/2031 376,319
0.0
588,000  BorgWarner, Inc.,
2.650%,
07/01/2027 525,338
0.1
250,000  Cummins, Inc., 1.500%,
09/01/2030 144,742
0.0
500,000  Cummins, Inc., 2.600%,
09/01/2050 390,902
0.0
441,000  General Motors Co.,
6.600%,
04/01/2036 428,922
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
500,000  General Motors
Financial Co., Inc.,
1.050%,
03/08/2024 $ 488,940
0.1
500,000  General Motors
Financial Co., Inc.,
2.400%,
04/10/2028 425,706
0.0
500,000  General Motors
Financial Co., Inc.,
3.850%,
01/05/2028 454,107
0.0
500,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 470,836
0.1
588,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 574,644
0.1
588,000  Home Depot, Inc.,
2.700%,
04/15/2030 502,498
0.1
500,000  Home Depot, Inc.,
2.800%,
09/14/2027 458,352
0.0
588,000  Home Depot, Inc.,
3.300%,
04/15/2040 438,644
0.0
1,381,000  Home Depot, Inc.,
5.875%,
12/16/2036 1,424,275
0.1
500,000  Lear Corp., 4.250%,
05/15/2029 453,648
0.0
500,000  Lear Corp., 5.250%,
05/15/2049 405,022
0.0
441,000  Lowe's Cos., Inc.,
2.625%,
04/01/2031 357,062
0.0
588,000  Lowe's Cos., Inc.,
3.100%,
05/03/2027 541,844
0.1
500,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 454,026
0.0
500,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 403,408
0.0
500,000  McDonald's Corp.,
MTN, 3.700%,
01/30/2026 481,051
0.1
400,000  McDonald's Corp.,
MTN, 4.600%,
05/26/2045 334,077
0.0
500,000  McDonald's Corp.,
MTN, 4.700%,
12/09/2035 456,587
0.0
325,000  McDonald's Corp.,
MTN, 6.300%,
10/15/2037 338,919
0.0
500,000  NIKE, Inc., 2.375%,
11/01/2026 460,378
0.0
500,000  NIKE, Inc., 3.375%,
11/01/2046 359,621
0.0
500,000  Starbucks Corp.,
3.000%,
02/14/2032 413,976
0.0
500,000  Starbucks Corp.,
3.550%,
08/15/2029 452,654
0.0
500,000  Target Corp., 1.950%,
01/15/2027 451,832
0.0
588,000  Target Corp., 3.500%,
07/01/2024 578,420
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
588,000  TJX Cos., Inc., 1.600%,
05/15/2031 $ 457,317
0.0
588,000  Toyota Motor Credit
Corp., GMTN, 3.050%,
01/11/2028 540,363
0.1
588,000  Toyota Motor Credit
Corp., MTN, 1.800%,
02/13/2025 559,041
0.1
500,000  Toyota Motor Credit
Corp., MTN, 1.900%,
04/06/2028 434,121
0.0
500,000  Toyota Motor Credit
Corp., MTN, 3.200%,
01/11/2027 467,856
0.0
330,765  United Airlines Pass
Through Trust 2015-1,
AA, 3.450%,
06/01/2029 303,465
0.0
170,852  United Airlines Pass
Through Trust 2016-1,
A, 3.450%,
01/07/2030 152,373
0.0
446,614  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 396,794
0.0
88,000  Walgreens Boots
Alliance, Inc., 3.450%,
06/01/2026 81,561
0.0
588,000  Walmart, Inc., 3.300%,
04/22/2024 580,572
0.1
300,000  Whirlpool Corp.,
3.700%,
05/01/2025 290,498
0.0
200,000  Whirlpool Corp.,
4.000%,
03/01/2024 198,663
0.0
21,334,958
1.4
Consumer, Non-cyclical : 4.6%
588,000
(1)
Abbott Laboratories,
1.400%,
06/30/2030 467,509
0.0
284,000  Abbott Laboratories,
3.750%,
11/30/2026 272,665
0.0
339,000  Abbott Laboratories,
4.750%,
11/30/2036 322,393
0.0
500,000  Abbott Laboratories,
4.750%,
04/15/2043 453,768
0.0
588,000  Abbott Laboratories,
4.900%,
11/30/2046 536,010
0.1
881,000  AbbVie, Inc., 3.200%,
05/14/2026 832,546
0.1
588,000  AbbVie, Inc., 3.200%,
11/21/2029 519,183
0.1
734,000  AbbVie, Inc., 3.600%,
05/14/2025 709,721
0.1
441,000  AbbVie, Inc., 3.800%,
03/15/2025 428,802
0.0
588,000  AbbVie, Inc., 4.050%,
11/21/2039 481,346
0.0
395,000  AbbVie, Inc., 4.250%,
11/21/2049 313,004
0.0
500,000  AbbVie, Inc., 4.300%,
05/14/2036 439,024
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  AbbVie, Inc., 4.450%,
05/14/2046 $ 408,995
0.0
441,000  AbbVie, Inc., 4.550%,
03/15/2035 401,305
0.0
250,000  Aetna, Inc., 3.500%,
11/15/2024 243,537
0.0
300,000  Aetna, Inc., 4.500%,
05/15/2042 237,707
0.0
300,000  Altria Group, Inc.,
4.250%,
08/09/2042 217,487
0.0
138,000  Altria Group, Inc.,
4.800%,
02/14/2029 131,309
0.0
500,000  Altria Group, Inc.,
5.800%,
02/14/2039 463,904
0.0
1,175,000  Amgen, Inc., 2.300%,
02/25/2031 942,346
0.1
588,000  Amgen, Inc., 3.150%,
02/21/2040 415,317
0.0
881,000  Amgen, Inc., 4.400%,
05/01/2045 698,860
0.1
2,056,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 1,793,190
0.1
881,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
3.500%,
06/01/2030 784,404
0.1
250,000  Anheuser-Busch
InBev Worldwide, Inc.,
3.750%,
07/15/2042 194,224
0.0
881,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.350%,
06/01/2040 749,634
0.1
881,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.500%,
06/01/2050 737,063
0.1
441,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.200%,
01/15/2039 539,679
0.1
588,000  AstraZeneca PLC,
4.000%,
01/17/2029 554,527
0.1
588,000  AstraZeneca PLC,
4.375%,
08/17/2048 494,069
0.1
823,000  AstraZeneca PLC,
6.450%,
09/15/2037 889,920
0.1
500,000  Automatic Data
Processing, Inc.,
3.375%,
09/15/2025 482,329
0.0
341,000  BAT Capital Corp.,
3.222%,
08/15/2024 332,607
0.0
224,000  Baxalta, Inc., 4.000%,
06/23/2025 217,364
0.0
588,000  Becton Dickinson & Co.,
1.957%,
02/11/2031 459,407
0.0
441,000  Biogen, Inc., 4.050%,
09/15/2025 426,146
0.0
500,000  Boston Scientific Corp.,
1.900%,
06/01/2025 470,049
0.0
500,000  Boston Scientific Corp.,
2.650%,
06/01/2030 418,178
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
588,000  Bristol-Myers
Squibb Co., 1.125%,
11/13/2027 $ 502,552
0.1
588,000  Bristol-Myers
Squibb Co., 2.350%,
11/13/2040 372,648
0.0
500,000  Bristol-Myers
Squibb Co., 3.250%,
08/01/2042 355,845
0.0
588,000  Bristol-Myers
Squibb Co., 3.900%,
02/20/2028 556,052
0.1
500,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 428,298
0.0
500,000  Cardinal Health, Inc.,
4.900%,
09/15/2045 402,097
0.0
1,175,000  Cencora, Inc., 2.800%,
05/15/2030 985,889
0.1
250,000  Cencora, Inc., 4.250%,
03/01/2045 191,031
0.0
500,000  Cigna Group, 2.375%,
03/15/2031 399,659
0.0
500,000  Cigna Group, 3.400%,
03/01/2027 465,648
0.0
250,000  Cigna Group, 3.500%,
06/15/2024 245,884
0.0
588,000  Cigna Group, 4.800%,
08/15/2038 518,407
0.1
500,000  Cigna Group, 4.800%,
07/15/2046 415,690
0.0
500,000  Cigna Group, 4.900%,
12/15/2048 421,818
0.0
588,000  Clorox Co., 1.800%,
05/15/2030 464,083
0.0
500,000  Coca-Cola Co., 1.500%,
03/05/2028 433,159
0.0
588,000  Coca-Cola Co., 1.650%,
06/01/2030 471,502
0.0
588,000  Coca-Cola Co., 2.500%,
03/15/2051 350,440
0.0
588,000  Coca-Cola Co., 2.900%,
05/25/2027 546,373
0.1
500,000  Coca-Cola Co., 3.000%,
03/05/2051 336,074
0.0
881,000  CVS Health Corp.,
2.700%,
08/21/2040 556,044
0.1
250,000  CVS Health Corp.,
3.375%,
08/12/2024 244,581
0.0
443,000  CVS Health Corp.,
3.875%,
07/20/2025 428,202
0.0
389,000  CVS Health Corp.,
4.300%,
03/25/2028 368,271
0.0
588,000  CVS Health Corp.,
4.780%,
03/25/2038 506,648
0.1
412,000  CVS Health Corp.,
5.050%,
03/25/2048 342,619
0.0
588,000  CVS Health Corp.,
5.125%,
07/20/2045 495,290
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
200,000  CVS Health Corp.,
5.300%,
12/05/2043 $ 174,756
0.0
500,000  Danaher Corp., 2.800%,
12/10/2051 305,296
0.0
1,175,000  Diageo Capital PLC,
2.125%,
04/29/2032 909,011
0.1
588,000  Diageo Capital PLC,
3.875%,
05/18/2028 557,538
0.1
441,000  Elevance Health, Inc.,
1.500%,
03/15/2026 399,578
0.0
441,000  Elevance Health, Inc.,
2.550%,
03/15/2031 357,666
0.0
250,000  Elevance Health, Inc.,
3.500%,
08/15/2024 244,921
0.0
588,000  Elevance Health, Inc.,
3.650%,
12/01/2027 545,351
0.1
441,000  Elevance Health, Inc.,
4.101%,
03/01/2028 415,726
0.0
250,000  Elevance Health, Inc.,
4.650%,
08/15/2044 207,070
0.0
2,203,000  Eli Lilly & Co., 2.250%,
05/15/2050 1,243,371
0.1
500,000  Estee Lauder Cos., Inc.,
1.950%,
03/15/2031 392,142
0.0
300,000  Estee Lauder Cos., Inc.,
3.700%,
08/15/2042 218,636
0.0
500,000  Flowers Foods, Inc.,
2.400%,
03/15/2031 393,465
0.0
441,000  General Mills, Inc.,
3.000%,
02/01/2051 273,509
0.0
441,000  Gilead Sciences, Inc.,
3.500%,
02/01/2025 428,502
0.0
260,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 248,992
0.0
150,000  Gilead Sciences, Inc.,
3.700%,
04/01/2024 148,390
0.0
250,000  Gilead Sciences, Inc.,
4.150%,
03/01/2047 197,813
0.0
200,000  Gilead Sciences, Inc.,
4.500%,
02/01/2045 166,820
0.0
441,000  Gilead Sciences, Inc.,
4.750%,
03/01/2046 378,103
0.0
350,000  Gilead Sciences, Inc.,
4.800%,
04/01/2044 305,558
0.0
294,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 319,392
0.0
220,000  HCA, Inc., 4.625%,
03/15/2052 165,396
0.0
441,000  Hershey Co., 2.300%,
08/15/2026 409,820
0.0
1,028,000  Humana, Inc., 3.850%,
10/01/2024 1,007,352
0.1
500,000  Humana, Inc., 4.950%,
10/01/2044 422,232
0.0
588,000
(1)
Johnson & Johnson,
2.900%,
01/15/2028 542,944
0.1
588,000  Johnson & Johnson,
3.625%,
03/03/2037 495,991
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  Johnson & Johnson,
3.750%,
03/03/2047 $ 394,353
0.0
588,000  Kellogg Co., 2.100%,
06/01/2030 469,012
0.0
500,000  Kellogg Co., 3.250%,
04/01/2026 473,416
0.0
500,000  Keurig Dr Pepper, Inc.,
0.750%,
03/15/2024 488,275
0.0
500,000  Keurig Dr Pepper, Inc.,
2.250%,
03/15/2031 393,867
0.0
500,000  Keurig Dr Pepper, Inc.,
3.350%,
03/15/2051 323,262
0.0
250,000  Keurig Dr Pepper, Inc.,
3.400%,
11/15/2025 238,623
0.0
350,000  Keurig Dr Pepper, Inc.,
4.500%,
11/15/2045 282,433
0.0
588,000  Kroger Co., 2.650%,
10/15/2026 539,740
0.1
250,000  Kroger Co., 4.450%,
02/01/2047 195,906
0.0
516,000  Kroger Co., 7.500%,
04/01/2031 565,115
0.1
250,000  Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 203,997
0.0
500,000  McCormick & Co., Inc.,
1.850%,
02/15/2031 381,140
0.0
588,000
(1)
McKesson Corp.,
0.900%,
12/03/2025 531,409
0.1
250,000  Mead Johnson
Nutrition Co., 4.600%,
06/01/2044 209,871
0.0
421,000  Medtronic, Inc., 4.375%,
03/15/2035 381,636
0.0
72,000  Medtronic, Inc., 4.625%,
03/15/2045 63,238
0.0
588,000  Merck & Co., Inc.,
1.450%,
06/24/2030 461,015
0.0
500,000  Merck & Co., Inc.,
1.700%,
06/10/2027 443,120
0.0
500,000  Merck & Co., Inc.,
2.750%,
12/10/2051 302,386
0.0
250,000  Merck & Co., Inc.,
3.700%,
02/10/2045 191,508
0.0
588,000  Merck & Co., Inc.,
4.150%,
05/18/2043 491,140
0.1
500,000  Molson Coors
Beverage Co., 5.000%,
05/01/2042 431,797
0.0
460,000  Mondelez International,
Inc., 2.750%,
04/13/2030 387,324
0.0
200,000  Mylan, Inc., 4.200%,
11/29/2023 199,388
0.0
500,000  Novartis Capital Corp.,
2.200%,
08/14/2030 414,749
0.0
500,000  Novartis Capital Corp.,
2.750%,
08/14/2050 319,650
0.0
500,000  Novartis Capital Corp.,
3.100%,
05/17/2027 467,792
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000  Novartis Capital Corp.,
3.400%,
05/06/2024 $ 493,377
0.1
588,000  PayPal Holdings, Inc.,
1.650%,
06/01/2025 550,460
0.1
588,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 481,004
0.0
1,469,000  PepsiCo, Inc., 1.625%,
05/01/2030 1,181,036
0.1
588,000  PepsiCo, Inc., 3.600%,
03/01/2024 583,404
0.1
588,000  Pfizer, Inc., 3.450%,
03/15/2029 541,732
0.1
588,000  Pfizer, Inc., 3.900%,
03/15/2039 483,717
0.0
500,000  Pfizer, Inc., 4.000%,
12/15/2036 431,831
0.0
588,000  Pfizer, Inc., 4.100%,
09/15/2038 501,481
0.1
500,000  Pfizer, Inc., 4.125%,
12/15/2046 405,048
0.0
588,000  Pfizer, Inc., 4.300%,
06/15/2043 496,346
0.1
500,000  Philip Morris
International, Inc.,
3.125%,
03/02/2028 451,131
0.0
250,000  Philip Morris
International, Inc.,
3.250%,
11/10/2024 243,144
0.0
500,000  Philip Morris
International, Inc.,
3.875%,
08/21/2042 369,655
0.0
441,000  Procter & Gamble Co.,
1.000%,
04/23/2026 399,089
0.0
441,000  Procter & Gamble Co.,
1.950%,
04/23/2031 357,914
0.0
441,000  Procter & Gamble Co.,
2.800%,
03/25/2027 409,373
0.0
588,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 483,613
0.0
500,000  Reynolds American,
Inc., 5.700%,
08/15/2035 447,791
0.0
734,000  Reynolds American,
Inc., 6.150%,
09/15/2043 649,405
0.1
588,000  Sanofi, 3.625%,
06/19/2028 554,307
0.1
500,000  Stryker Corp., 3.500%,
03/15/2026 476,737
0.0
441,000  Tyson Foods, Inc.,
3.550%,
06/02/2027 408,963
0.0
150,000  Unilever Capital Corp.,
2.600%,
05/05/2024 147,278
0.0
500,000  Unilever Capital Corp.,
3.250%,
03/07/2024 494,561
0.1
588,000  Unilever Capital Corp.,
3.500%,
03/22/2028 548,335
0.1
588,000  UnitedHealth Group,
Inc., 2.000%,
05/15/2030 476,415
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
588,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 $ 399,985
0.0
500,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 307,526
0.0
500,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 457,678
0.0
500,000  UnitedHealth Group,
Inc., 3.100%,
03/15/2026 474,776
0.0
500,000  UnitedHealth Group,
Inc., 3.125%,
05/15/2060 303,455
0.0
588,000  UnitedHealth Group,
Inc., 3.850%,
06/15/2028 555,177
0.1
588,000  UnitedHealth Group,
Inc., 4.250%,
04/15/2047 468,499
0.0
250,000  UnitedHealth Group,
Inc., 4.625%,
07/15/2035 230,972
0.0
250,000  UnitedHealth Group,
Inc., 4.750%,
07/15/2045 217,320
0.0
588,000  Zoetis, Inc., 2.000%,
05/15/2030 471,018
0.0
588,000  Zoetis, Inc., 3.000%,
05/15/2050 372,035
0.0
500,000  Zoetis, Inc., 4.500%,
11/13/2025 489,709
0.1
71,220,132
4.6
Energy : 2.1%
588,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
3.138%,
11/07/2029 511,075
0.1
250,000  Boardwalk Pipelines
L.P., 4.950%,
12/15/2024 246,449
0.0
500,000  Boardwalk Pipelines
L.P., 5.950%,
06/01/2026 497,547
0.0
500,000  BP Capital Markets
America, Inc., 3.017%,
01/16/2027 464,481
0.0
250,000  BP Capital Markets
America, Inc., 3.119%,
05/04/2026 236,368
0.0
500,000  BP Capital Markets
America, Inc., 3.379%,
02/08/2061 312,854
0.0
588,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 551,157
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
250,000  Canadian Natural
Resources Ltd.,
3.800%,
04/15/2024 $ 246,804
0.0
500,000  Chevron Corp., 2.895%,
03/03/2024 494,331
0.0
500,000  Chevron Corp., 2.954%,
05/16/2026 473,036
0.0
300,000  Chevron USA, Inc.,
3.900%,
11/15/2024 295,101
0.0
1,175,000  ConocoPhillips Co.,
4.025%,
03/15/2062 845,382
0.1
129,000  ConocoPhillips Co.,
4.150%,
11/15/2034 112,302
0.0
500,000  ConocoPhillips Co.,
4.300%,
11/15/2044 405,459
0.0
66,000  Eastern Gas
Transmission &
Storage, Inc., 3.600%,
12/15/2024 64,006
0.0
500,000  Ecopetrol SA, 4.125%,
01/16/2025 483,293
0.0
250,000  Enbridge, Inc., 3.500%,
06/10/2024 245,773
0.0
250,000  Enbridge, Inc., 4.500%,
06/10/2044 193,057
0.0
500,000  Energy Transfer L.P.,
4.950%,
01/15/2043 389,924
0.0
470,000  Energy Transfer L.P.,
6.125%,
12/15/2045 418,692
0.0
1,063,000  Energy Transfer L.P.,
6.500%,
02/01/2042 1,017,701
0.1
588,000  Enterprise Products
Operating LLC, 3.200%,
02/15/2052 375,890
0.0
500,000  Enterprise Products
Operating LLC, 3.700%,
02/15/2026 479,284
0.0
100,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 97,172
0.0
500,000  Enterprise Products
Operating LLC, 3.950%,
02/15/2027 475,716
0.0
300,000  Enterprise Products
Operating LLC, 4.450%,
02/15/2043 245,857
0.0
646,000  Enterprise Products
Operating LLC, 4.850%,
03/15/2044 555,579
0.1
1,028,000  Enterprise Products
Operating LLC, 4.900%,
05/15/2046 876,787
0.1
250,000  EOG Resources, Inc.,
4.150%,
01/15/2026 242,872
0.0
588,000  Equinor ASA, 2.375%,
05/22/2030 494,136
0.0
500,000  Equinor ASA, 3.625%,
09/10/2028 466,739
0.0
500,000  Equinor ASA, 3.950%,
05/15/2043 397,926
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
500,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 $ 474,345
0.0
500,000  Exxon Mobil Corp.,
4.114%,
03/01/2046 401,930
0.0
500,000  Halliburton Co., 2.920%,
03/01/2030 426,218
0.0
31,000  Halliburton Co., 3.800%,
11/15/2025 29,986
0.0
500,000  Halliburton Co., 4.750%,
08/01/2043 409,432
0.0
500,000  Halliburton Co., 4.850%,
11/15/2035 450,157
0.0
518,000  Hess Corp., 5.600%,
02/15/2041 468,350
0.0
400,000  Kinder Morgan Energy
Partners L.P., 4.300%,
05/01/2024 396,130
0.0
779,000  Kinder Morgan Energy
Partners L.P., MTN,
6.950%,
01/15/2038 802,678
0.1
441,000  Kinder Morgan, Inc.,
2.000%,
02/15/2031 337,002
0.0
500,000  Kinder Morgan, Inc.,
4.300%,
06/01/2025 487,332
0.0
500,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 400,535
0.0
500,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 430,234
0.0
881,000  Magellan Midstream
Partners L.P., 4.200%,
12/01/2042 614,977
0.1
500,000  Marathon Oil Corp.,
5.200%,
06/01/2045 393,689
0.0
400,000  Marathon Petroleum
Corp., 4.750%,
09/15/2044 317,351
0.0
588,000  MPLX L.P., 4.000%,
03/15/2028 544,273
0.1
588,000  MPLX L.P., 4.875%,
12/01/2024 579,863
0.1
588,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 548,204
0.1
173,000  Petroleos Mexicanos,
6.700%,
02/16/2032 128,755
0.0
881,000  Phillips 66, 3.900%,
03/15/2028 824,784
0.1
250,000  Phillips 66, 4.650%,
11/15/2034 224,908
0.0
441,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 428,353
0.0
250,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.700%,
06/15/2044 184,940
0.0
881,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 746,378
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
611,000  Shell International
Finance BV, 2.875%,
05/10/2026 $ 576,635
0.1
588,000  Shell International
Finance BV, 3.250%,
05/11/2025 568,235
0.1
500,000  Shell International
Finance BV, 3.750%,
09/12/2046 369,780
0.0
657,000  Shell International
Finance BV, 4.125%,
05/11/2035 579,259
0.1
250,000  Shell International
Finance BV, 4.375%,
05/11/2045 205,451
0.0
600,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 456,441
0.0
500,000  Suncor Energy, Inc.,
3.750%,
03/04/2051 335,181
0.0
852,000  Suncor Energy, Inc.,
6.500%,
06/15/2038 850,001
0.1
1,175,000  TransCanada
PipeLines Ltd., 4.625%,
03/01/2034 1,024,475
0.1
588,000  TransCanada
PipeLines Ltd., 7.625%,
01/15/2039 649,295
0.1
588,000  Valero Energy Corp.,
6.625%,
06/15/2037 603,414
0.1
734,000  Williams Cos., Inc.,
2.600%,
03/15/2031 584,976
0.1
400,000  Williams Cos., Inc.,
4.000%,
09/15/2025 385,626
0.0
500,000  Williams Cos., Inc.,
4.300%,
03/04/2024 496,287
0.0
500,000  Williams Cos., Inc.,
5.100%,
09/15/2045 420,722
0.0
500,000  Williams Cos., Inc.,
5.400%,
03/04/2044 432,882
0.0
32,802,214
2.1
Financial : 8.4%
588,000  Alexandria Real Estate
Equities, Inc., 2.000%,
05/18/2032 427,946
0.0
588,000  Allstate Corp., 3.280%,
12/15/2026 550,163
0.1
441,000  American Express Co.,
3.000%,
10/30/2024 427,690
0.0
588,000  American Express Co.,
3.300%,
05/03/2027 542,100
0.1
500,000  American Tower Corp.,
1.600%,
04/15/2026 449,259
0.0
500,000  American Tower Corp.,
2.700%,
04/15/2031 397,010
0.0
500,000  American Tower Corp.,
3.375%,
10/15/2026 465,839
0.0
441,000  American Tower Corp.,
3.550%,
07/15/2027 405,459
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  Aon Corp., 3.750%,
05/02/2029 $ 453,869
0.0
588,000  Aon Global Ltd.,
4.450%,
05/24/2043 447,326
0.0
500,000  Aon Global Ltd.,
4.600%,
06/14/2044 404,232
0.0
500,000  Aon Global Ltd.,
4.750%,
05/15/2045 414,141
0.0
500,000  AvalonBay
Communities, Inc.,
MTN, 2.300%,
03/01/2030 410,246
0.0
400,000  Banco Santander SA,
3.800%,
02/23/2028 360,834
0.0
400,000  Banco Santander SA,
4.250%,
04/11/2027 373,437
0.0
400,000  Banco Santander SA,
5.179%,
11/19/2025 389,241
0.0
500,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 443,214
0.0
55,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 41,702
0.0
1,175,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 944,795
0.1
212,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 166,718
0.0
500,000
(3)
Bank of America Corp.,
3.311%,
04/22/2042 348,235
0.0
1,401,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 1,257,272
0.1
210,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 195,525
0.0
80,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 77,896
0.0
588,000  Bank of America
Corp., GMTN, 3.500%,
04/19/2026 555,373
0.1
588,000
(3)
Bank of America
Corp., MTN, 1.843%,
02/04/2025 578,420
0.1
519,000
(3)
Bank of America
Corp., MTN, 1.898%,
07/23/2031 394,582
0.0
500,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 401,003
0.0
1,132,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 725,547
0.1
599,000
(3)
Bank of America
Corp., MTN, 3.824%,
01/20/2028 556,536
0.1
588,000  Bank of America
Corp., MTN, 4.250%,
10/22/2026 558,791
0.1
1,175,000  Bank of America
Corp., MTN, 4.450%,
03/03/2026 1,132,017
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
881,000  Bank of America
Corp. L, L, 3.950%,
04/21/2025 $ 851,025
0.1
588,000
(3)
Bank of America Corp.
MtN, MtN, 3.093%,
10/01/2025 568,778
0.1
29,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 22,838
0.0
588,000
(3)
Bank of Montreal,
3.803%,
12/15/2032 514,068
0.1
500,000  Bank of New York
Mellon Corp., MTN,
0.500%,
04/26/2024 485,318
0.0
411,000  Bank of New York
Mellon Corp., MTN,
3.000%,
10/30/2028 363,346
0.0
441,000  Bank of New York
Mellon Corp., MTN,
3.250%,
05/16/2027 408,173
0.0
500,000
(3)
Bank of New York
Mellon Corp., MTN,
3.442%,
02/07/2028 466,288
0.0
500,000  Bank of Nova Scotia,
4.500%,
12/16/2025 483,342
0.0
588,000
(3)
Barclays PLC, 2.667%,
03/10/2032 445,837
0.0
441,000
(3)
Barclays PLC, 3.811%,
03/10/2042 288,596
0.0
441,000  Barclays PLC, 4.375%,
01/12/2026 422,757
0.0
588,000  Barclays PLC, 5.200%,
05/12/2026 566,685
0.1
250,000  Barclays PLC, 5.250%,
08/17/2045 210,094
0.0
588,000  Berkshire Hathaway
Finance Corp., 4.200%,
08/15/2048 480,638
0.0
588,000  Berkshire Hathaway,
Inc., 3.125%,
03/15/2026 561,278
0.1
1,175,000  BlackRock, Inc.,
1.900%,
01/28/2031 929,448
0.1
500,000  Blue Owl Capital Corp.,
2.625%,
01/15/2027 429,761
0.0
588,000
(5)
BNP Paribas SA,
3.500%,
11/16/2027 537,527
0.1
588,000  Boston Properties L.P.,
2.550%,
04/01/2032 424,957
0.0
500,000  Boston Properties L.P.,
3.250%,
01/30/2031 393,690
0.0
588,000
(5)
BPCE SA, 3.250%,
01/11/2028 524,754
0.1
881,000  Brighthouse Financial,
Inc., 5.625%,
05/15/2030 825,278
0.1
441,000  Brookfield Finance, Inc.,
2.724%,
04/15/2031 350,685
0.0
500,000  Capital One Financial
Corp., 3.200%,
02/05/2025 479,247
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  Capital One Financial
Corp., 3.300%,
10/30/2024 $ 484,221
0.0
588,000  Capital One Financial
Corp., 3.650%,
05/11/2027 537,837
0.1
500,000  Capital One Financial
Corp., 3.750%,
04/24/2024 492,960
0.1
500,000  Capital One Financial
Corp., 3.750%,
07/28/2026 463,780
0.0
500,000  Capital One Financial
Corp., 3.800%,
01/31/2028 451,292
0.0
500,000  Capital One Financial
Corp., 4.200%,
10/29/2025 476,879
0.0
500,000  Charles Schwab Corp.,
0.750%,
03/18/2024 488,095
0.1
588,000  Charles Schwab Corp.,
3.200%,
01/25/2028 528,647
0.1
588,000  Chubb Corp., 6.000%,
05/11/2037 599,867
0.1
750,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 465,245
0.0
441,000
(3)
Citigroup, Inc., 2.014%,
01/25/2026 416,578
0.0
588,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 455,417
0.0
828,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 660,583
0.1
500,000  Citigroup, Inc., 3.400%,
05/01/2026 469,843
0.0
588,000
(3)
Citigroup, Inc., 3.878%,
01/24/2039 455,899
0.0
881,000
(3)
Citigroup, Inc., 3.887%,
01/10/2028 821,706
0.1
588,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 528,363
0.1
411,000  Citigroup, Inc., 4.000%,
08/05/2024 403,173
0.0
881,000  Citigroup, Inc., 4.125%,
07/25/2028 802,142
0.1
500,000  Citigroup, Inc., 4.300%,
11/20/2026 474,249
0.0
500,000  Citigroup, Inc., 4.400%,
06/10/2025 485,286
0.0
345,000  Citigroup, Inc., 4.450%,
09/29/2027 324,037
0.0
500,000  Citigroup, Inc., 4.600%,
03/09/2026 482,851
0.0
466,000  Citigroup, Inc., 5.300%,
05/06/2044 398,719
0.0
361,000  Citigroup, Inc., 8.125%,
07/15/2039 424,853
0.0
588,000
(1)
Citizens Financial
Group, Inc., 3.250%,
04/30/2030 476,855
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
300,000  CNA Financial Corp.,
4.500%,
03/01/2026 $ 290,508
0.0
250,000  Comerica, Inc., 3.800%,
07/22/2026 228,835
0.0
500,000  Cooperatieve
Rabobank UA, 3.750%,
07/21/2026 465,864
0.0
500,000  Corporate Office
Properties L.P., 2.750%,
04/15/2031 375,966
0.0
500,000  Crown Castle, Inc.,
1.050%,
07/15/2026 439,055
0.0
588,000  Crown Castle, Inc.,
2.100%,
04/01/2031 449,043
0.0
500,000  Crown Castle, Inc.,
2.900%,
04/01/2041 321,496
0.0
588,000
(3)
Deutsche Bank AG/
New York NY, 1.447%,
04/01/2025 571,693
0.1
588,000
(3)
Deutsche Bank AG/
New York NY, 3.961%,
11/26/2025 568,129
0.1
400,000  Deutsche Bank AG/
New York NY, 4.100%,
01/13/2026 379,486
0.0
400,000  Discover Bank, 4.250%,
03/13/2026 378,878
0.0
500,000  ERP Operating L.P.,
4.500%,
07/01/2044 398,067
0.0
500,000  Federal Realty OP L.P.,
3.500%,
06/01/2030 426,153
0.0
400,000  Fifth Third Bancorp,
4.300%,
01/16/2024 397,572
0.0
441,000  Franklin Resources,
Inc., 1.600%,
10/30/2030 335,146
0.0
1,028,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 915,509
0.1
588,000
(3)
Goldman Sachs
Group, Inc., 1.757%,
01/24/2025 578,746
0.1
500,000
(3)
Goldman Sachs
Group, Inc., 2.615%,
04/22/2032 390,770
0.0
588,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 524,530
0.1
500,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 339,303
0.0
500,000
(3)
Goldman Sachs
Group, Inc., 3.436%,
02/24/2043 345,209
0.0
500,000  Goldman Sachs
Group, Inc., 3.500%,
11/16/2026 465,258
0.0
500,000  Goldman Sachs
Group, Inc., 3.750%,
05/22/2025 482,092
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  Goldman Sachs
Group, Inc., 3.750%,
02/25/2026 $ 475,498
0.0
500,000
(3)
Goldman Sachs
Group, Inc., 3.814%,
04/23/2029 454,258
0.0
500,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 469,216
0.0
2,350,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 2,381,800
0.2
588,000  Goldman Sachs Group,
Inc., MTN, 3.850%,
07/08/2024 578,818
0.1
588,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 563,627
0.1
588,000
(3)
HSBC Holdings PLC,
3.803%,
03/11/2025 580,835
0.1
441,000
(3)
HSBC Holdings PLC,
4.292%,
09/12/2026 423,852
0.0
300,000  HSBC Holdings PLC,
4.300%,
03/08/2026 288,092
0.0
500,000  HSBC Holdings PLC,
4.375%,
11/23/2026 474,664
0.0
500,000
(3)
HSBC Holdings PLC,
4.583%,
06/19/2029 462,449
0.0
500,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 445,800
0.0
1,998,000  HSBC Holdings PLC,
6.500%,
09/15/2037 1,955,203
0.1
250,000  HSBC USA, Inc.,
3.500%,
06/23/2024 245,327
0.0
588,000  Huntington National
Bank, 3.550%,
10/06/2023 587,850
0.1
588,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 431,256
0.0
588,000  Jefferies Financial
Group, Inc., 4.150%,
01/23/2030 519,786
0.1
881,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 663,163
0.1
588,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 515,480
0.1
881,000
(3)
JPMorgan Chase & Co.,
2.525%,
11/19/2041 554,074
0.1
500,000  JPMorgan Chase & Co.,
2.950%,
10/01/2026 463,212
0.0
1,175,000
(3)
JPMorgan Chase & Co.,
2.956%,
05/13/2031 965,837
0.1
688,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 478,640
0.0
441,000  JPMorgan Chase & Co.,
3.125%,
01/23/2025 425,895
0.0
441,000
(3)
JPMorgan Chase & Co.,
3.220%,
03/01/2025 435,282
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 382,481
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
588,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 $ 533,664
0.1
441,000
(3)
JPMorgan Chase & Co.,
3.540%,
05/01/2028 405,734
0.0
588,000
(3)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 547,932
0.1
441,000
(3)
JPMorgan Chase & Co.,
3.882%,
07/24/2038 352,353
0.0
588,000  JPMorgan Chase & Co.,
4.125%,
12/15/2026 559,165
0.1
588,000  JPMorgan Chase & Co.,
4.250%,
10/01/2027 558,266
0.1
474,000
(3)
JPMorgan Chase & Co.,
4.912%,
07/25/2033 436,303
0.0
1,395,000  JPMorgan Chase & Co.,
5.500%,
10/15/2040 1,319,764
0.1
500,000  Kemper Corp., 4.350%,
02/15/2025 484,139
0.0
500,000  KeyBank NA/Cleveland
OH, BKNT, 3.400%,
05/20/2026 448,259
0.0
500,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 341,972
0.0
400,000  Kilroy Realty L.P.,
4.250%,
08/15/2029 343,071
0.0
250,000  Kilroy Realty L.P.,
4.375%,
10/01/2025 239,600
0.0
881,000  Kimco Realty OP LLC,
2.700%,
10/01/2030 709,297
0.1
588,000  Korea Development
Bank, 1.000%,
09/09/2026 517,081
0.1
1,763,000  Landwirtschaftliche
Rentenbank, 0.875%,
09/03/2030 1,360,026
0.1
441,000  Lincoln National Corp.,
3.625%,
12/12/2026 410,112
0.0
588,000
(1)
Lincoln National Corp.,
3.800%,
03/01/2028 533,657
0.1
500,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 447,004
0.0
588,000  Lloyds Banking
Group PLC, 3.900%,
03/12/2024 582,178
0.1
500,000  Lloyds Banking
Group PLC, 4.650%,
03/24/2026 478,949
0.0
250,000  Loews Corp., 3.750%,
04/01/2026 239,854
0.0
500,000
(3)
Manulife Financial
Corp., 4.061%,
02/24/2032 463,255
0.0
500,000  Manulife Financial
Corp., 4.150%,
03/04/2026 483,227
0.0
500,000  Manulife Financial
Corp., 5.375%,
03/04/2046 462,179
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
588,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 $ 471,136
0.0
750,000  Marsh & McLennan
Cos., Inc., 2.900%,
12/15/2051 449,327
0.0
400,000  Marsh & McLennan
Cos., Inc., 3.500%,
03/10/2025 387,815
0.0
500,000  Mastercard, Inc.,
2.950%,
03/15/2051 324,645
0.0
588,000  Mastercard, Inc.,
3.500%,
02/26/2028 551,185
0.1
500,000  MetLife, Inc., 4.050%,
03/01/2045 382,823
0.0
400,000  MetLife, Inc., 4.125%,
08/13/2042 313,990
0.0
300,000  MetLife, Inc., 4.721%,
12/15/2044 248,552
0.0
561,000  MetLife, Inc., 5.000%,
07/15/2052 484,851
0.0
441,000
(5)
Metropolitan Life Global
Funding I, 3.450%,
12/18/2026 414,167
0.0
588,000  Mid-America
Apartments L.P.,
1.700%,
02/15/2031 450,265
0.0
500,000  Mitsubishi UFJ Financial
Group, Inc., 3.777%,
03/02/2025 484,916
0.0
441,000  Mitsubishi UFJ Financial
Group, Inc., 3.850%,
03/01/2026 421,584
0.0
500,000
(3)
Mizuho Financial
Group, Inc., 4.254%,
09/11/2029 459,672
0.0
734,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 653,481
0.1
500,000
(3)
Morgan Stanley,
3.217%,
04/22/2042 344,792
0.0
1,028,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 938,426
0.1
441,000  Morgan Stanley,
3.625%,
01/20/2027 411,893
0.0
441,000  Morgan Stanley,
3.950%,
04/23/2027 409,846
0.0
588,000  Morgan Stanley,
5.000%,
11/24/2025 576,500
0.1
399,000
(3)
Morgan Stanley,
6.342%,
10/18/2033 401,486
0.0
500,000  Morgan Stanley, GMTN,
3.700%,
10/23/2024 488,729
0.1
588,000
(3)
Morgan Stanley, GMTN,
3.772%,
01/24/2029 536,462
0.1
500,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 478,202
0.0
441,000  Morgan Stanley, GMTN,
4.000%,
07/23/2025 426,530
0.0
500,000  Morgan Stanley, GMTN,
4.350%,
09/08/2026 476,918
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 $ 464,626
0.0
441,000  Morgan Stanley F, F,
3.875%,
04/29/2024 435,777
0.0
500,000  National Australia Bank
Ltd./New York, 2.500%,
07/12/2026 462,157
0.0
588,000
(3)
NatWest Group PLC,
3.073%,
05/22/2028 524,859
0.1
500,000  NatWest Group PLC,
4.800%,
04/05/2026 483,173
0.0
300,000  NNN REIT, Inc.,
4.000%,
11/15/2025 287,342
0.0
338,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 298,545
0.0
250,000  Northern Trust Corp.,
3.950%,
10/30/2025 241,126
0.0
1,763,000
(1)
Oesterreichische
Kontrollbank AG,
GMTN, 0.500%,
02/02/2026 1,585,686
0.1
1,175,000
(5)
Ontario Teachers'
Finance Trust, 1.625%,
09/12/2024 1,131,413
0.1
441,000  ORIX Corp., 2.250%,
03/09/2031 347,999
0.0
441,000  PNC Bank NA, 3.100%,
10/25/2027 397,533
0.0
500,000  PNC Bank NA, 3.250%,
01/22/2028 452,924
0.0
588,000
(3)
PNC Financial Services
Group, Inc., 2.307%,
04/23/2032 454,524
0.0
881,000  Principal Financial
Group, Inc., 2.125%,
06/15/2030 701,482
0.1
588,000  Private Export Funding
Corp. KK, 3.550%,
01/15/2024 584,349
0.1
588,000  Private Export Funding
Corp. NN, 3.250%,
06/15/2025 565,768
0.1
588,000  Progressive Corp.,
4.000%,
03/01/2029 555,532
0.1
588,000  Prologis L.P., 1.750%,
07/01/2030 457,660
0.0
441,000  Prologis L.P., 3.250%,
10/01/2026 415,192
0.0
500,000
(3)
Prudential Financial,
Inc., 5.375%,
05/15/2045 485,635
0.0
525,000  Prudential Financial,
Inc., MTN, 3.878%,
03/27/2028 493,935
0.1
441,000  Public Storage
Operating Co., 1.500%,
11/09/2026 394,273
0.0
500,000  Public Storage
Operating Co., 1.850%,
05/01/2028 428,437
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
250,000  Public Storage
Operating Co., 2.300%,
05/01/2031 $ 199,843
0.0
250,000  Public Storage
Operating Co., 3.094%,
09/15/2027 230,668
0.0
881,000  Realty Income Corp.,
3.250%,
01/15/2031 741,150
0.1
400,000  Realty Income Corp.,
3.875%,
07/15/2024 393,617
0.0
300,000  Realty Income Corp.,
4.125%,
10/15/2026 287,640
0.0
588,000  Royal Bank of Canada,
GMTN, 0.875%,
01/20/2026 527,574
0.1
675,000  Simon Property
Group L.P., 2.650%,
07/15/2030 555,932
0.1
500,000
(1)
Simon Property
Group L.P., 3.375%,
06/15/2027 461,603
0.0
588,000  Simon Property
Group L.P., 3.500%,
09/01/2025 564,575
0.1
500,000  Simon Property
Group L.P., 4.250%,
10/01/2044 369,048
0.0
441,000
(3)
State Street Corp.,
1.746%,
02/06/2026 416,337
0.0
441,000  State Street Corp.,
2.200%,
03/03/2031 338,017
0.0
500,000  State Street Corp.,
3.550%,
08/18/2025 480,521
0.0
500,000  Sumitomo Mitsui
Financial Group, Inc.,
2.632%,
07/14/2026 459,193
0.0
500,000  Sumitomo Mitsui
Financial Group, Inc.,
3.364%,
07/12/2027 458,471
0.0
500,000  Sumitomo Mitsui
Financial Group, Inc.,
3.446%,
01/11/2027 464,208
0.0
500,000  Sumitomo Mitsui
Financial Group, Inc.,
3.544%,
01/17/2028 455,277
0.0
300,000  Synchrony Financial,
4.250%,
08/15/2024 293,053
0.0
250,000  Synchrony Financial,
4.500%,
07/23/2025 238,138
0.0
500,000  Tanger Properties L.P.,
3.125%,
09/01/2026 452,353
0.0
588,000  Toronto-Dominion
Bank, GMTN, 3.250%,
03/11/2024 581,262
0.1
441,000
(1)
Toronto-Dominion Bank
FXD, FXD, 1.950%,
01/12/2027 393,089
0.0
881,000  Travelers Cos., Inc.,
2.550%,
04/27/2050 514,879
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
441,000  Travelers Cos., Inc.,
4.000%,
05/30/2047 $ 340,687
0.0
500,000  Truist Bank, 3.300%,
05/15/2026 461,493
0.0
500,000  Truist Bank, 3.625%,
09/16/2025 472,581
0.0
400,000  Truist Bank, 3.800%,
10/30/2026 367,805
0.0
588,000  Truist Financial
Corp., MTN, 1.125%,
08/03/2027 491,424
0.1
500,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 443,229
0.0
441,000  Truist Financial
Corp., MTN, 2.850%,
10/26/2024 425,798
0.0
441,000
(5)
UBS Group AG,
4.282%,
01/09/2028 405,692
0.0
1,175,000  US Bancorp, MTN,
1.375%,
07/22/2030 857,444
0.1
500,000
(3)
US Bancorp mtn, mtn,
2.215%,
01/27/2028 441,332
0.0
441,000  US Bancorp X, X,
3.150%,
04/27/2027 403,206
0.0
250,000  Ventas Realty L.P.,
3.500%,
02/01/2025 240,696
0.0
500,000  Ventas Realty L.P.,
3.750%,
05/01/2024 493,150
0.1
500,000  Ventas Realty L.P.,
4.125%,
01/15/2026 478,824
0.0
588,000  Visa, Inc., 2.050%,
04/15/2030 485,808
0.0
588,000  Visa, Inc., 2.700%,
04/15/2040 414,561
0.0
441,000  Visa, Inc., 2.750%,
09/15/2027 404,343
0.0
500,000  Visa, Inc., 3.150%,
12/14/2025 477,403
0.0
500,000  Visa, Inc., 4.300%,
12/14/2045 423,708
0.0
1,175,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 1,103,545
0.1
588,000  Wells Fargo & Co.,
3.000%,
10/23/2026 540,277
0.1
1,102,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 741,052
0.1
26,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 24,317
0.0
578,000  Wells Fargo & Co.,
5.606%,
01/15/2044 513,289
0.1
500,000  Wells Fargo & Co.,
GMTN, 4.300%,
07/22/2027 471,400
0.0
588,000  Wells Fargo & Co.,
GMTN, 4.900%,
11/17/2045 472,346
0.0
500,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 472,168
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
588,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 $ 489,772
0.1
588,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 538,627
0.1
5,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 4,737
0.0
441,000  Wells Fargo Bank NA,
6.600%,
01/15/2038 447,443
0.0
500,000  Welltower OP LLC,
2.800%,
06/01/2031 400,725
0.0
500,000  Welltower OP LLC,
4.000%,
06/01/2025 483,330
0.0
500,000  Western Union Co.,
1.350%,
03/15/2026 446,267
0.0
441,000
(3)
Westpac Banking
Corp., GMTN, 4.322%,
11/23/2031 408,645
0.0
500,000  Zions Bancorp NA,
3.250%,
10/29/2029 388,411
0.0
130,937,070
8.4
Industrial : 2.3%
588,000
(1)
3M Co., 2.875%,
10/15/2027 531,897
0.1
441,000
(1)
3M Co., MTN, 2.250%,
09/19/2026 401,341
0.0
100,000
(1)
3M Co., MTN, 3.000%,
08/07/2025 95,305
0.0
200,000  3M Co., MTN, 3.875%,
06/15/2044 147,422
0.0
588,000
(1)
3M Co., MTN, 4.000%,
09/14/2048 441,999
0.0
500,000  Agilent Technologies,
Inc., 2.300%,
03/12/2031 396,119
0.0
588,000  Boeing Co., 2.196%,
02/04/2026 540,026
0.1
500,000  Boeing Co., 2.800%,
03/01/2027 452,878
0.0
500,000  Boeing Co., 3.300%,
03/01/2035 370,378
0.0
500,000  Boeing Co., 3.600%,
05/01/2034 404,776
0.0
588,000  Boeing Co., 5.040%,
05/01/2027 574,345
0.1
1,763,000  Boeing Co., 5.150%,
05/01/2030 1,685,093
0.1
588,000  Boeing Co., 5.705%,
05/01/2040 542,914
0.1
500,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 308,311
0.0
40,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 26,877
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
500,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 $ 414,986
0.0
400,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 354,628
0.0
441,000  Canadian Pacific
Railway Co., 4.800%,
09/15/2035 403,482
0.0
441,000  Canadian Pacific
Railway Co., 4.800%,
08/01/2045 372,215
0.0
200,000  Caterpillar Financial
Services Corp., 2.400%,
08/09/2026 185,295
0.0
500,000  Caterpillar Financial
Services Corp., MTN,
1.700%,
01/08/2027 447,739
0.0
500,000  Caterpillar Financial
Services Corp., MTN,
3.750%,
11/24/2023 498,834
0.1
500,000
(1)
Caterpillar, Inc.,
1.900%,
03/12/2031 406,543
0.0
588,000  Caterpillar, Inc.,
3.803%,
08/15/2042 471,468
0.1
588,000  Caterpillar, Inc.,
4.300%,
05/15/2044 499,961
0.1
500,000  CSX Corp., 3.800%,
04/15/2050 361,775
0.0
500,000  CSX Corp., 4.100%,
03/15/2044 393,546
0.0
588,000  CSX Corp., 4.400%,
03/01/2043 475,151
0.1
1,175,000  Emerson Electric Co.,
1.950%,
10/15/2030 937,881
0.1
441,000  FedEx Corp., 2.400%,
05/15/2031 353,995
0.0
500,000  FedEx Corp., 3.250%,
05/15/2041 345,508
0.0
588,000  FedEx Corp., 3.400%,
02/15/2028 541,618
0.1
200,000  FedEx Corp., 3.875%,
08/01/2042 150,424
0.0
500,000  FedEx Corp., 4.750%,
11/15/2045 408,839
0.0
500,000  GATX Corp., 1.900%,
06/01/2031 369,603
0.0
536,000  GE Capital Funding
LLC, 4.550%,
05/15/2032 494,363
0.1
500,000  General Dynamics
Corp., 3.600%,
11/15/2042 375,736
0.0
1,528,000  Honeywell International,
Inc., 3.812%,
11/21/2047 1,163,089
0.1
500,000  Illinois Tool Works, Inc.,
3.500%,
03/01/2024 495,087
0.1
500,000  Illinois Tool Works, Inc.,
3.900%,
09/01/2042 406,022
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
500,000  Jabil, Inc., 1.700%,
04/15/2026 $ 449,356
0.0
500,000  John Deere Capital
Corp., MTN, 1.500%,
03/06/2028 427,040
0.0
500,000  John Deere Capital
Corp., MTN, 3.350%,
06/12/2024 492,637
0.1
588,000  John Deere Capital
Corp., MTN, 3.450%,
03/07/2029 537,828
0.1
373,000
(3)
Johnson Controls
International PLC,
3.625%,
07/02/2024 366,625
0.0
250,000  Johnson Controls
International PLC,
4.625%,
07/02/2044 203,438
0.0
15,000  Johnson Controls
International PLC,
5.125%,
09/14/2045 13,042
0.0
881,000  Lockheed Martin Corp.,
2.800%,
06/15/2050 550,453
0.1
500,000  Lockheed Martin Corp.,
4.500%,
05/15/2036 456,370
0.0
500,000  Lockheed Martin Corp.,
4.700%,
05/15/2046 440,118
0.0
500,000  Masco Corp., 1.500%,
02/15/2028 419,722
0.0
500,000  Masco Corp., 2.000%,
02/15/2031 383,581
0.0
588,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 451,683
0.0
375,000  Norfolk Southern Corp.,
4.800%,
08/15/2043 303,767
0.0
441,000  Northrop Grumman
Corp., 2.930%,
01/15/2025 425,417
0.0
500,000  Northrop Grumman
Corp., 3.850%,
04/15/2045 373,040
0.0
588,000  Northrop Grumman
Corp., 4.030%,
10/15/2047 450,739
0.0
500,000  Otis Worldwide Corp.,
2.293%,
04/05/2027 449,351
0.0
500,000  Otis Worldwide Corp.,
3.112%,
02/15/2040 357,521
0.0
200,000  Packaging Corp. of
America, 3.650%,
09/15/2024 195,509
0.0
250,000  Parker-Hannifin
Corp., MTN, 4.200%,
11/21/2034 217,429
0.0
588,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 495,421
0.1
500,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 409,608
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
500,000  Republic Services, Inc.,
2.300%,
03/01/2030 $ 411,767
0.0
500,000  RTX Corp., 3.030%,
03/15/2052 301,383
0.0
500,000  RTX Corp., 4.150%,
05/15/2045 379,252
0.0
588,000  RTX Corp., 4.625%,
11/16/2048 479,902
0.1
500,000  Ryder System,
Inc., MTN, 1.750%,
09/01/2026 448,328
0.0
500,000  Ryder System,
Inc., MTN, 2.900%,
12/01/2026 457,767
0.0
500,000  Stanley Black &
Decker, Inc., 2.300%,
03/15/2030 401,957
0.0
252,000  Teledyne Technologies,
Inc., 1.600%,
04/01/2026 228,312
0.0
250,000  Teledyne Technologies,
Inc., 2.750%,
04/01/2031 202,013
0.0
500,000  Textron, Inc., 2.450%,
03/15/2031 397,665
0.0
500,000  Trane Technologies
Financing Ltd., 4.500%,
03/21/2049 400,907
0.0
250,000  Trane Technologies
Financing Ltd., 4.650%,
11/01/2044 203,387
0.0
500,000  Trane Technologies
Luxembourg Finance
SA, 3.800%,
03/21/2029 461,088
0.0
500,000  Union Pacific Corp.,
2.750%,
03/01/2026 470,119
0.0
750,000  Union Pacific Corp.,
2.950%,
03/10/2052 462,666
0.0
500,000  Union Pacific Corp.,
2.973%,
09/16/2062 284,761
0.0
250,000  Union Pacific Corp.,
3.375%,
02/01/2035 202,288
0.0
250,000  Union Pacific Corp.,
3.750%,
03/15/2024 247,631
0.0
250,000  Union Pacific Corp.,
3.799%,
10/01/2051 184,606
0.0
441,000  Union Pacific Corp.,
3.799%,
04/06/2071 298,285
0.0
588,000  United Parcel
Service, Inc., 2.800%,
11/15/2024 570,396
0.1
588,000  United Parcel
Service, Inc., 3.050%,
11/15/2027 542,524
0.1
588,000  Vulcan Materials Co.,
3.500%,
06/01/2030 512,508
0.1
588,000  Waste Management,
Inc., 1.150%,
03/15/2028 493,132
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
441,000  Waste Management,
Inc., 1.500%,
03/15/2031 $ 334,740
0.0
500,000  Waste Management,
Inc., 2.500%,
11/15/2050 284,158
0.0
36,778,706
2.3
Technology : 1.9%
500,000  Adobe, Inc., 2.150%,
02/01/2027 454,447
0.0
441,000  Apple, Inc., 1.200%,
02/08/2028 376,407
0.0
588,000  Apple, Inc., 1.650%,
05/11/2030 477,039
0.0
441,000  Apple, Inc., 2.375%,
02/08/2041 295,080
0.0
588,000  Apple, Inc., 2.650%,
05/11/2050 360,441
0.0
750,000  Apple, Inc., 2.650%,
02/08/2051 455,303
0.0
441,000  Apple, Inc., 3.000%,
02/09/2024 436,721
0.0
588,000  Apple, Inc., 3.200%,
05/13/2025 568,838
0.1
588,000  Apple, Inc., 3.250%,
02/23/2026 562,046
0.1
588,000  Apple, Inc., 3.350%,
02/09/2027 556,313
0.1
500,000  Apple, Inc., 3.450%,
05/06/2024 493,633
0.0
500,000  Apple, Inc., 3.450%,
02/09/2045 379,184
0.0
500,000  Apple, Inc., 4.450%,
05/06/2044 447,521
0.0
500,000  Applied Materials, Inc.,
3.900%,
10/01/2025 485,955
0.0
250,000  Autodesk, Inc., 4.375%,
06/15/2025 244,350
0.0
588,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.875%,
01/15/2027 552,683
0.1
618,000
(5)
Broadcom, Inc.,
4.926%,
05/15/2037 532,986
0.1
209,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 209,851
0.0
99,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 115,831
0.0
500,000  Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 448,203
0.0
500,000  Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 423,595
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
500,000  Fidelity National
Information Services,
Inc., 2.250%,
03/01/2031 $ 391,459
0.0
588,000  Fiserv, Inc., 2.250%,
06/01/2027 522,213
0.1
1,175,000  Fiserv, Inc., 2.650%,
06/01/2030 966,072
0.1
588,000  Hewlett Packard
Enterprise Co., 1.450%,
04/01/2024 575,014
0.1
588,000  HP, Inc., 2.200%,
06/17/2025 553,058
0.1
588,000  Intel Corp., 2.450%,
11/15/2029 500,107
0.0
588,000  Intel Corp., 3.150%,
05/11/2027 545,255
0.1
500,000  Intel Corp., 3.250%,
11/15/2049 318,974
0.0
1,034,000  Intel Corp., 3.700%,
07/29/2025 1,001,300
0.1
272,000  Intel Corp., 3.734%,
12/08/2047 193,965
0.0
1,763,000  International Business
Machines Corp.,
1.950%,
05/15/2030 1,417,171
0.1
588,000  International Business
Machines Corp.,
2.850%,
05/15/2040 396,983
0.0
588,000  International Business
Machines Corp.,
3.450%,
02/19/2026 560,788
0.1
400,000  Lam Research Corp.,
3.800%,
03/15/2025 389,796
0.0
441,000  Lam Research Corp.,
4.000%,
03/15/2029 415,536
0.0
588,000  Microsoft Corp.,
2.400%,
08/08/2026 546,449
0.1
1,322,000  Microsoft Corp.,
2.525%,
06/01/2050 805,794
0.1
87,000  Microsoft Corp.,
2.675%,
06/01/2060 51,148
0.0
588,000  Microsoft Corp.,
2.921%,
03/17/2052 386,070
0.0
413,000  Microsoft Corp.,
3.041%,
03/17/2062 261,787
0.0
500,000  Microsoft Corp.,
3.125%,
11/03/2025 479,181
0.0
881,000  Microsoft Corp.,
3.300%,
02/06/2027 836,332
0.1
250,000  Microsoft Corp.,
3.500%,
02/12/2035 218,401
0.0
588,000  NVIDIA Corp., 2.850%,
04/01/2030 513,318
0.0
588,000  NVIDIA Corp., 3.500%,
04/01/2040 463,316
0.0
500,000  NVIDIA Corp., 3.500%,
04/01/2050 364,749
0.0
441,000  Oracle Corp., 1.650%,
03/25/2026 399,568
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
500,000  Oracle Corp., 2.875%,
03/25/2031 $ 408,635
0.0
588,000  Oracle Corp., 2.950%,
11/15/2024 569,948
0.1
441,000  Oracle Corp., 2.950%,
05/15/2025 421,697
0.0
588,000  Oracle Corp., 3.250%,
11/15/2027 536,098
0.1
500,000  Oracle Corp., 3.400%,
07/08/2024 490,691
0.0
500,000  Oracle Corp., 3.650%,
03/25/2041 357,056
0.0
400,000  Oracle Corp., 3.850%,
07/15/2036 316,482
0.0
441,000  Oracle Corp., 3.900%,
05/15/2035 360,624
0.0
500,000  Oracle Corp., 3.950%,
03/25/2051 343,112
0.0
441,000  Oracle Corp., 4.125%,
05/15/2045 319,988
0.0
180,000  Oracle Corp., 4.300%,
07/08/2034 154,897
0.0
881,000  Oracle Corp., 5.375%,
07/15/2040 782,216
0.1
500,000  QUALCOMM, Inc.,
2.150%,
05/20/2030 414,489
0.0
499,000  QUALCOMM, Inc.,
4.650%,
05/20/2035 468,067
0.0
350,000  QUALCOMM, Inc.,
4.800%,
05/20/2045 310,560
0.0
29,204,791
1.9
Utilities : 2.5%
250,000  Ameren Illinois Co.,
4.300%,
07/01/2044 192,063
0.0
500,000  Appalachian Power Co.,
4.400%,
05/15/2044 378,955
0.0
441,000  Appalachian Power Co.,
4.450%,
06/01/2045 341,227
0.0
486,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 370,314
0.0
441,000  Arizona Public
Service Co., 2.950%,
09/15/2027 402,443
0.0
400,000  Arizona Public
Service Co., 3.350%,
06/15/2024 392,150
0.0
588,000  Arizona Public
Service Co., 3.350%,
05/15/2050 369,393
0.0
500,000  Atlantic City Electric
Co., 2.300%,
03/15/2031 396,826
0.0
500,000  Atmos Energy Corp.,
4.125%,
10/15/2044 392,607
0.0
500,000  Atmos Energy Corp.,
4.125%,
03/15/2049 386,151
0.0
500,000  Baltimore Gas and
Electric Co., 3.500%,
08/15/2046 342,253
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
588,000  Berkshire Hathaway
Energy Co., 6.125%,
04/01/2036 $ 591,430
0.1
441,000  CenterPoint Energy
Houston Electric LLC
AA, 3.000%,
02/01/2027 407,642
0.0
441,000  CenterPoint Energy
Houston Electric LLC
AF, 3.350%,
04/01/2051 294,539
0.0
250,000  CMS Energy Corp.,
3.875%,
03/01/2024 247,791
0.0
250,000  CMS Energy Corp.,
4.875%,
03/01/2044 213,651
0.0
500,000  Commonwealth Edison
Co. 130, 3.125%,
03/15/2051 315,158
0.0
500,000  Consolidated Edison
Co. of New York, Inc.,
4.450%,
03/15/2044 400,933
0.0
500,000  Consolidated Edison
Co. of New York, Inc.,
4.500%,
12/01/2045 399,222
0.0
400,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 316,706
0.0
200,000  Consolidated Edison
Co. of New York, Inc.
C, 4.300%,
12/01/2056 147,373
0.0
500,000  Consumers Energy Co.,
3.950%,
07/15/2047 379,901
0.0
250,000  Dominion Energy South
Carolina, Inc., 5.100%,
06/01/2065 216,299
0.0
441,000  Dominion Energy, Inc.
A, 1.450%,
04/15/2026 396,997
0.0
441,000  Dominion Energy, Inc.
B, 3.300%,
04/15/2041 301,667
0.0
250,000  DTE Electric Co.,
4.300%,
07/01/2044 201,099
0.0
588,000  DTE Energy Co. F,
1.050%,
06/01/2025 542,715
0.1
441,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 361,832
0.0
441,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 295,918
0.0
588,000
(1)
Duke Energy Corp.,
2.450%,
06/01/2030 477,989
0.1
500,000  Duke Energy Corp.,
3.750%,
09/01/2046 346,203
0.0
500,000  Duke Energy Corp.,
3.950%,
10/15/2023 499,525
0.1
500,000  Duke Energy Corp.,
4.800%,
12/15/2045 410,246
0.0
588,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 551,244
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
150,000  Duke Energy Progress
LLC, 4.150%,
12/01/2044 $ 115,219
0.0
441,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 337,955
0.0
134,000  Eastern Energy Gas
Holdings LLC, 3.600%,
12/15/2024 129,854
0.0
500,000  Enel Generacion Chile
SA, 4.250%,
04/15/2024 492,953
0.1
500,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 320,681
0.0
500,000  Entergy Corp., 2.400%,
06/15/2031 390,012
0.0
500,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 385,086
0.0
500,000  Essential Utilities, Inc.,
2.400%,
05/01/2031 389,895
0.0
588,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 457,627
0.1
500,000  Evergy Kansas
Central, Inc., 4.625%,
09/01/2043 393,062
0.0
588,000  Exelon Corp., 4.950%,
06/15/2035 528,860
0.1
441,000  Exelon Corp., 5.100%,
06/15/2045 378,331
0.0
500,000  Florida Power &
Light Co., 3.250%,
06/01/2024 491,661
0.1
441,000  Florida Power &
Light Co., 3.800%,
12/15/2042 340,092
0.0
881,000  Florida Power &
Light Co., 4.050%,
06/01/2042 703,725
0.1
500,000  Georgia Power Co. A,
3.250%,
03/15/2051 317,696
0.0
500,000  Indiana Michigan
Power Co. K, 4.550%,
03/15/2046 407,953
0.0
588,000
(5)
Israel Electric Corp.
Ltd., GMTN, 4.250%,
08/14/2028 540,425
0.1
588,000  ITC Holdings Corp.,
3.350%,
11/15/2027 538,661
0.1
250,000  ITC Holdings Corp.,
3.650%,
06/15/2024 245,823
0.0
500,000  Jersey Central Power
& Light Co., 6.150%,
06/01/2037 492,547
0.1
588,000  Kentucky Utilities Co.,
3.300%,
06/01/2050 383,517
0.0
1,469,000  Kentucky Utilities Co.,
5.125%,
11/01/2040 1,307,192
0.1
500,000  MidAmerican
Energy Co., 3.100%,
05/01/2027 463,371
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  MidAmerican
Energy Co., 3.950%,
08/01/2047 $ 379,047
0.0
1,175,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 910,714
0.1
250,000
(5)
Monongahela
Power Co., 5.400%,
12/15/2043 221,497
0.0
500,000  National Fuel Gas Co.,
2.950%,
03/01/2031 393,702
0.0
588,000  National Fuel Gas Co.,
5.200%,
07/15/2025 576,663
0.1
500,000  National Fuel Gas Co.,
5.500%,
01/15/2026 492,044
0.1
588,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 560,361
0.1
500,000  Northern States
Power Co., 4.125%,
05/15/2044 390,910
0.0
250,000  Oklahoma Gas and
Electric Co., 4.000%,
12/15/2044 177,696
0.0
250,000  Oklahoma Gas and
Electric Co., 4.550%,
03/15/2044 194,476
0.0
500,000  Pacific Gas and
Electric Co., 2.100%,
08/01/2027 427,839
0.0
881,000  Pacific Gas and
Electric Co., 2.500%,
02/01/2031 670,882
0.1
500,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 397,818
0.0
881,000  Pacific Gas and
Electric Co., 3.300%,
08/01/2040 565,162
0.1
500,000  Pacific Gas and
Electric Co., 4.200%,
06/01/2041 351,944
0.0
588,000  PacifiCorp, 4.150%,
02/15/2050 413,994
0.0
441,000  PECO Energy Co.,
4.150%,
10/01/2044 345,380
0.0
250,000  Piedmont Natural Gas
Co., Inc., 4.100%,
09/18/2034 206,312
0.0
588,000  Public Service Co. of
Colorado, 3.700%,
06/15/2028 542,345
0.1
500,000  Public Service Co. of
Colorado, 4.100%,
06/15/2048 366,052
0.0
500,000  Public Service Co. of
Colorado 35, 1.900%,
01/15/2031 387,517
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
441,000  Public Service Electric
and Gas Co., MTN,
3.800%,
01/01/2043 $ 334,947
0.0
250,000  Public Service Electric
and Gas Co. I, I,
4.000%,
06/01/2044 187,393
0.0
441,000  Sierra Pacific
Power Co., 2.600%,
05/01/2026 410,400
0.0
526,791  Southaven Combined
Cycle Generation LLC,
3.846%,
08/15/2033 472,547
0.1
441,000  Southern California
Edison Co., 4.000%,
04/01/2047 319,570
0.0
500,000  Southern California
Edison Co., 4.650%,
10/01/2043 406,432
0.0
500,000  Southern California
Edison Co. 13-A,
3.900%,
03/15/2043 366,712
0.0
500,000  Southern California
Gas Co. VV, 4.300%,
01/15/2049 378,079
0.0
500,000  Southern Co. 21-B,
1.750%,
03/15/2028 424,344
0.0
588,000  Southern Co. Gas
Capital Corp., 4.400%,
05/30/2047 446,872
0.0
588,000  Southern Co. Gas
Capital Corp. 20-A,
1.750%,
01/15/2031 444,491
0.0
500,000  Southern Power Co.,
4.150%,
12/01/2025 483,607
0.1
500,000  Tampa Electric Co.,
2.400%,
03/15/2031 396,689
0.0
250,000  Tampa Electric Co.,
3.450%,
03/15/2051 161,748
0.0
250,000  Union Electric Co.,
3.500%,
04/15/2024 247,011
0.0
300,000  Union Electric Co.,
3.900%,
09/15/2042 228,444
0.0
250,000  Virginia Electric and
Power Co., 2.950%,
11/15/2051 149,045
0.0
500,000  Virginia Electric and
Power Co., 4.450%,
02/15/2044 399,211
0.0
901,000  Virginia Electric and
Power Co. A, 6.000%,
05/15/2037 894,548
0.1
250,000  Wisconsin Electric
Power Co., 4.250%,
06/01/2044 188,611
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
500,000  Wisconsin Power and
Light Co., 4.100%,
10/15/2044 $ 360,914
0.0
39,506,630
2.5
Total Corporate Bonds/
Notes
(Cost $479,057,450)
407,841,789
26.1
COMMERCIAL MORTGAGE-BACKED SECURITIES : 1.9%
2,937,743  BANK 2021-BN33 A5,
2.556%,
05/15/2064 2,338,247
0.2
470,039
(3)
BANK 2022-BNK39
A4, 2.928%,
02/15/2055 378,550
0.0
1,733,268
(3)
BANK 2022-BNK41
A4, 3.916%,
04/15/2065 1,491,781
0.1
1,468,871  Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 AS, 3.748%,
02/15/2050 1,334,124
0.1
2,350,194  Benchmark Mortgage
Trust 2018-B3 A5,
4.025%,
04/10/2051 2,160,545
0.1
648,066  Benchmark Mortgage
Trust 2019-B10 A4,
3.717%,
03/15/2062 579,475
0.0
2,937,743  Benchmark Mortgage
Trust 2020-B21 A5,
1.978%,
12/17/2053 2,248,498
0.1
881,323  Benchmark Mortgage
Trust 2021-B28 A5,
2.224%,
08/15/2054 675,692
0.0
3,819,066  Benchmark Mortgage
Trust 2022-B35 A5,
4.593%,
05/15/2055 3,360,204
0.2
1,290,163
(3)(5)
BX Trust 2022-PSB A,
7.783%, (TSFR1M +
2.451%),
08/15/2039 1,291,421
0.1
1,762,646  Citigroup Commercial
Mortgage Trust 2014-
GC19 A4, 4.023%,
03/11/2047 1,753,828
0.1
54,222
(3)
Ginnie Mae 2011-127
C, 3.500%,
03/16/2047 53,075
0.0
292,211  Ginnie Mae 2014-150
C, 3.400%,
12/16/2049 288,837
0.0
1,079,299  Ginnie Mae 2014-50
C, 3.400%,
02/16/2047 1,026,906
0.1
1,705,440  JPMDB Commercial
Mortgage Securities
Trust 2016-C2 A3A,
2.881%,
06/15/2049 1,596,186
0.1
1,028,210  JPMDB Commercial
Mortgage Securities
Trust 2019-COR6 A4,
3.057%,
11/13/2052 848,452
0.1
807,554
(3)(5)
LAQ Mortgage Trust
2023-LAQ A, 7.424%,
(TSFR1M + 2.091%),
03/15/2036 805,902
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
587,549
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C22 C,
4.341%,
04/15/2048 $ 509,616
0.0
2,937,743  Morgan Stanley Capital
I Trust 2021-L5 A4,
2.728%,
05/15/2054 2,352,786
0.2
588,000
(3)(5)
MSCG Trust 2015-
ALDR A2, 3.577%,
06/07/2035 541,438
0.0
587,549
(3)
UBS Commercial
Mortgage Trust 2018-
C9 A4, 4.117%,
03/15/2051 538,647
0.0
947,082  Wells Fargo
Commercial Mortgage
Trust 2015-P2 A3,
3.541%,
12/15/2048 897,306
0.1
529,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 A5,
2.626%,
04/15/2054 418,559
0.0
2,611,653
(3)
WFRBS Commercial
Mortgage Trust 2013-
C18 A5, 4.162%,
12/15/2046 2,592,260
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $35,250,916)
30,082,335
1.9
SOVEREIGN BONDS : 1.6%
300,000  Asian Development
Bank, GMTN,
2.125
%,
03/19/2025 286,367
0.0
656,932  Chile Government
International Bond,
4.950
%,
01/05/2036 603,313
0.1
441,000  European Investment
Bank,
0.625
%,
07/25/2025 406,718
0.0
500,000  Export-Import Bank
of Korea,
3.250
%,
08/12/2026 469,935
0.0
588,000  Export-Import Bank
of Korea,
4.000
%,
01/14/2024 584,551
0.0
588,000  Indonesia Government
International Bond,
1.850
%,
03/12/2031 454,306
0.0
588,000  Indonesia Government
International Bond,
4.350
%,
01/11/2048 468,639
0.0
588,000
(1)
Indonesia Government
International Bond,
4.850
%,
01/11/2033 561,108
0.0
881,000  Inter-American
Development Bank,
0.250
%,
11/15/2023 875,561
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,410,000  Inter-American
Development Bank,
0.625
%,
07/15/2025 $ 1,300,727
0.1
588,000
(1)
Inter-American
Development Bank,
3.200
%,
08/07/2042 447,698
0.0
500,000  Korea International
Bond,
4.125
%,
06/10/2044 424,200
0.0
881,000  Mexico Government
International Bond,
2.659
%,
05/24/2031 697,312
0.1
2,938,000  Mexico Government
International Bond,
MTN,
4.750
%,
03/08/2044 2,252,535
0.2
588,000  Panama Government
International Bond,
3.870
%,
07/23/2060 339,717
0.0
2,350,000  Peruvian Government
International Bond,
6.550
%,
03/14/2037 2,440,616
0.2
2,350,000  Philippine Government
International Bond,
6.375
%,
01/15/2032 2,478,275
0.2
2,938,000  Province of Alberta
Canada,
2.950
%,
01/23/2024 2,913,888
0.2
1,763,000  Province of British
Columbia Canada,
2.250
%,
06/02/2026 1,640,380
0.1
1,763,000
(1)
Province of Ontario
Canada,
1.050
%,
04/14/2026 1,594,427
0.1
1,763,000  Province of Ontario
Canada,
1.125
%,
10/07/2030 1,365,436
0.1
1,410,000  Republic of Italy
Government
International Bond,
1.250
%,
02/17/2026 1,270,727
0.1
588,000  Republic of Poland
Government
International Bond,
3.250
%,
04/06/2026 558,970
0.0
Total Sovereign Bonds
(Cost $27,884,578)
24,435,406
1.6
MUNICIPAL BONDS : 0.8%
California : 0.2%
2,545,000  State of California,
7.550%,
04/01/2039 3,000,216
0.2
Connecticut : 0.1%
2,195,000  State of Connecticut A,
5.850%,
03/15/2032 2,245,672
0.1
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
New Jersey : 0.2%
2,012,000  New Jersey Turnpike
Authority A, 7.102%,
01/01/2041 $ 2,281,010
0.2
New York : 0.2%
2,055,000  Metropolitan
Transportation Authority
E, 6.814%,
11/15/2040 2,122,461
0.1
1,370,000  Port Authority of New
York & New Jersey,
4.926%,
10/01/2051 1,244,256
0.1
3,366,717
0.2
Washington : 0.1%
2,290,000  State of Washington F,
5.140%,
08/01/2040 2,171,709
0.1
Total Municipal Bonds
(Cost $13,399,403)
13,065,324
0.8
COLLATERALIZED MORTGAGE OBLIGATIONS : 0.6%
358,732  Fannie Mae REMIC
Trust 2006-78 BZ,
6.500%,
08/25/2036 363,152
0.0
402,100  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 347,941
0.0
10,075,479  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 9,120,093
0.6
Total Collateralized
Mortgage Obligations
(Cost $10,225,978)
9,831,186
0.6
ASSET-BACKED SECURITIES : 0.3%
Automobile Asset-Backed Securities : 0.3%
111,583  BMW Vehicle Lease
Trust 2021-2 A3,
0.330%,
12/26/2024 110,950
0.0
588,000  GM Financial Consumer
Automobile Receivables
Trust 2021-1 A4,
0.540%,
05/17/2027 554,558
0.1
341,617  GM Financial Consumer
Automobile Receivables
Trust 2021-3 A3,
0.480%,
06/16/2026 330,282
0.0
588,000  Honda Auto
Receivables Owner
Trust 2021-2 A4,
0.550%,
08/16/2027 555,942
0.1
408,878  Mercedes-Benz Auto
Receivables Trust
2021-1 A3, 0.460%,
06/15/2026 394,831
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
505,000  Nissan Auto
Receivables Owner
Trust 2022-A A3,
1.860%,
08/17/2026 $ 486,560
0.0
441,000  Nissan Auto
Receivables Owner
Trust 2022-B A4,
4.450%,
11/15/2029 430,012
0.0
475,732  Toyota Auto
Receivables Owner
Trust 2021-D A3,
0.710%,
04/15/2026 457,758
0.0
500,000  Toyota Auto
Receivables Owner
Trust 2022-D A4,
5.430%,
04/17/2028 500,877
0.1
483,620  Volkswagen Auto Loan
Enhanced Trust 2021-1
A3, 1.020%,
06/22/2026 466,729
0.0
114,107  World Omni Auto
Receivables Trust
2021-D A3, 0.810%,
10/15/2026 109,861
0.0
4,398,360
0.3
Other Asset-Backed Securities : 0.0%
588,000  Verizon Master Trust
2021-1 A, 0.500%,
05/20/2027 568,122
0.0
Total Asset-Backed
Securities
(Cost $5,119,234)
4,966,482
0.3
Total Long-Term
Investments
(Cost $1,693,294,677)
1,525,216,108
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 18.2%
Commercial Paper : 6.8%
6,000,000  Dollar General Corp.,
8.250
%,
10/02/2023 5,997,288
0.4
17,700,000  Duke Energy Co.,
8.250
%,
10/02/2023 17,692,000
1.1
12,900,000
Entergy Corp.,
5.910
%,
10/18/2023 12,862,513
0.8
3,200,000
Entergy Corp.,
6.080
%,
10/10/2023 3,194,675
0.2
13,000,000
Entergy Corp.,
8.210
%,
10/02/2023 12,994,157
0.8
29,300,000
Exelon Corp.,
8.250
%,
10/02/2023 29,286,756
1.9
14,300,000  Mondelez International,
Inc.,
8.250
%,
10/02/2023 14,293,537
0.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
10,400,000
Oracle Corp.,
6.550
%,
10/05/2023 $ 10,390,676
0.7
Total Commercial Paper
(Cost $106,743,562)
106,711,602
6.8
Repurchase Agreements : 3.1%
1,719,852
(6)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,720,614,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,754,249, due
08/01/28-07/01/53)
1,719,852
0.1
11,663,947
(6)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$11,669,047,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$11,897,226, due
05/01/25-03/15/65)
11,663,947
0.8
4,856,179
(6)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $4,858,302,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$4,953,303, due
11/15/23-08/20/72)
4,856,179
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,599,082
(6)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $6,601,973,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$6,731,064, due
10/31/23-02/15/53)
$ 6,599,082
0.4
7,833,294
(6)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $7,836,751,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$7,993,535, due
02/15/25-04/20/71)
7,833,294
0.5
2,677,096
(6)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $2,678,271,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$2,730,638, due
10/02/23)
2,677,096
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
12,552,147
(6)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase Amount
$12,557,697,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$12,803,195, due
07/15/25-02/15/51)
$ 12,552,147
0.8
Total Repurchase
Agreements
(Cost $47,901,597)
47,901,597
3.1
Time Deposits : 0.3%
1,160,000
(6)
Barclays Bank PLC,
5.340
%,
10/02/2023
(Cost $1,160,000)
1,160,000
0.1
1,110,000
(6)
Canadian Imperial Bank
of Commerce,
5.310
%,
10/02/2023
(Cost $1,110,000)
1,110,000
0.0
1,190,000
(6)
DZ Bank AG,
5.290
%,
10/02/2023
(Cost $1,190,000)
1,190,000
0.1
1,160,000
(6)
Royal Bank of Canada,
5.320
%,
10/02/2023
(Cost $1,160,000)
1,160,000
0.1
Total Time Deposits
(Cost $4,620,000)
4,620,000
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 8.0%
125,084,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $125,084,000) $ 125,084,000 8.0
Total Short-Term
Investments
(Cost $284,349,159)
284,317,199
18.2
Total Investments in
Securities
(Cost $1,977,643,836) $ 1,809,533,307 115.7
Liabilities in Excess of
Other Assets
(245,084,604) (15.7)
Net Assets $ 1,564,448,703 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(4)
Represents or includes a TBA transaction.
(5)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2023.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 595,541,181 $ — $ 595,541,181
U.S. Government Agency Obligations — 439,452,405 — 439,452,405
Corporate Bonds/Notes — 407,841,789 — 407,841,789
Commercial Mortgage-Backed Securities — 30,082,335 — 30,082,335
Sovereign Bonds — 24,435,406 — 24,435,406
Municipal Bonds — 13,065,324 — 13,065,324
Collateralized Mortgage Obligations — 9,831,186 — 9,831,186
Asset-Backed Securities — 4,966,482 — 4,966,482
Short-Term Investments 125,084,000 159,233,199 — 284,317,199
Total Investments, at fair value $ 125,084,000 $ 1,684,449,307 $ — $ 1,809,533,307
Other Financial Instruments+
Futures 118,061 — — 118,061
Total Assets $ 125,202,061 $ 1,684,449,307 $ — $ 1,809,651,368
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (15,168) $ — $ (15,168)
Futures (2,468,326) — — (2,468,326)
Total Liabilities $ (2,468,326) $ (15,168) $ — $ (2,483,494)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 179 12/29/23 $ 36,285,258 $ (78,232)
U.S. Treasury 5-Year Note 48 12/29/23 5,057,250 (43,575)
U.S. Treasury 10-Year Note 302 12/19/23 32,634,875 (497,673)
U.S. Treasury Long Bond 10 12/19/23 1,137,812 604
U.S. Treasury Ultra Long Bond 212 12/19/23 25,161,750 (1,848,846)
$ 100,276,945 $ (2,467,722)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (109) 12/19/23 (12,160,312) 117,457
$ (12,160,312) $ 117,457
At September 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index
Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American Investment Grade Index
Series 41, Version 1 Buy (1.000) 12/20/28 USD 30,000,000 $ (359,351) $ (15,168)
$ (359,351) $ (15,168)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 689,095
Gross Unrealized Depreciation (168,799,277)
Net Unrealized Depreciation $ (168,110,182)